UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Partner Fund -Select Short Term Assets

BBH Partner Fund – International Equity

BBH Limited Duration Fund

BBH Income Fund

BBH Select Series – Large Cap Fund

BBH Intermediate Municipal Bond Fund

BBH U.S. Government Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2021

BBH Partner Fund – Select Short Term Assets

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO ALLOCATION

April 30, 2021 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$72,112,569	16.7%
Commercial Mortgage Backed Securities	18,627,588	4.3
Corporate Bonds	257,155,054	59.5
Residential Mortgage Backed Securities	5,989,196	1.4
U.S. Treasury Bills	83,540,060	19.3
Liabilities in Excess of Other Assets	(5,196,918)	(1.2)
NET ASSETS	$432,227,549	100.0%

All data as of April 30, 2021. The Select Short Term Assets Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (16.7%)
$3,000,000	Credit Acceptance Auto Loan Trust 2021-2[1]	02/15/30	0.960%	$3,002,847
5,620,000	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	5,683,742
3,900,000	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	3,892,724
2,030,000	Drive Auto Receivables Trust 2021-1	12/15/23	0.360	2,030,696
2,830,000	Dryden Senior Loan Fund 2019-72A (3-Month USD-LIBOR + 1.080%)[1,2]	05/15/32	1.256	2,830,000
2,368,342	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	2,406,643
5,729,884	Exeter Automobile Receivables Trust 2021-1A	06/15/23	0.300	5,730,142
6,000,000	Foursight Capital Automobile Receivables Trust 2021-1[1]	08/15/24	0.400	6,002,040
7,778,217	FREED ABS Trust 2020-1CP1	03/20/28	0.660	7,781,339
6,000,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2,3]	04/25/29	1.146	6,009,000
5,100,000	Neuberger Berman Loan Advisers CLO 25, Ltd. 2017-25A (3-Month USD-LIBOR + 0.930%)[1,2]	10/18/29	1.120	5,092,998
5,000,000	Northwoods Capital XVII, Ltd. 2018-17A (3-Month USD-LIBOR + 1.060%)[1,2]	04/22/31	1.244	4,993,296
1,820,000	OnDeck Asset Securitization Trust LLC 2021-1A1	05/17/27	1.590	1,821,453
3,350,000	Oscar US Funding XII LLC 2021-1A1	03/11/24	0.400	3,345,807
5,487,689	United Auto Credit Securitization Trust 2021-1[1]	07/10/23	0.340	5,487,374
6,000,000	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	6,002,468
	Total Asset Backed Securities
	(Cost $72,111,698)			72,112,569
	COMMERCIAL MORTGAGE BACKED SECURITIES (4.3%)
5,000,000	ACRE Commercial Mortgage, Ltd. 2021-FL4 (1-Month USD-LIBOR + 0.830%)[1,2]	12/18/37	0.945	4,987,400
5,550,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,2]	02/16/37	1.016	5,543,340
2,110,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD-LIBOR + 0.801%)[1,2]	04/15/38	0.951	2,108,098
6,000,000	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	0.965	5,988,750
	Total Commercial Mortgage Backed Securities
	(Cost $18,659,904)			18,627,588
	CORPORATE BONDS (59.5%)
	AUTO MANUFACTURERS (0.7%)
2,814,000	General Motors Financial Co., Inc.	01/14/22	3.450	2,862,886
	BANKS (19.6%)
4,790,000	ANZ New Zealand Int'l, Ltd.[1]	07/28/21	2.125	4,811,426
9,000,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	9,480,253

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	3

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$3,335,000	Canadian Imperial Bank of Commerce	12/14/23	0.500%	$3,327,991
4,115,000	Citigroup, Inc.	12/08/21	2.900	4,171,257
10,000,000	Goldman Sachs Group, Inc.	01/27/23	0.481	10,005,848
9,765,000	HSBC Holdings, Plc (3-Month USD-LIBOR + 1.055%)[2] .	03/13/23	3.262	9,997,731
2,000,000	JPMorgan Chase & Co.	09/23/22	3.250	2,082,317
1,960,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	1,966,697
10,000,000	KeyBank NA	03/10/23	1.250	10,148,377
8,997,000	Mitsubishi UFJ Financial Group, Inc.	03/07/22	3.218	9,216,006
8,550,000	Morgan Stanley	07/28/21	5.500	8,654,566
6,950,000	MUFG Americas Holdings Corp.	06/18/22	3.500	7,194,609
1,615,000	Santander Holdings USA, Inc.	03/28/22	3.700	1,656,583
2,000,000	Westpac Banking Corp.	06/28/22	2.500	2,052,660
				84,766,321
	BIOTECHNOLOGY (0.4%)
1,750,000	Gilead Sciences, Inc.	09/29/23	0.750	1,753,046
	COMPUTERS (1.3%)
5,000,000	Hewlett Packard Enterprise Co.	10/02/23	4.450	5,426,611
	DIVERSIFIED FINANCIAL SERVICES (6.1%)
3,030,000	Air Lease Corp.	01/15/22	3.500	3,093,426
945,000	Air Lease Corp.	02/01/22	3.750	962,402
7,500,000	American Express Co.	05/20/22	2.750	7,681,044
4,300,000	Aviation Capital Group LLC[1]	01/20/22	2.875	4,354,049
10,000,000	Capital One Financial Corp.	05/11/23	2.600	10,405,008
				26,495,929
	ELECTRIC (9.9%)
2,000,000	Alexander Funding Trust[1]	11/15/23	1.841	2,027,340
6,680,000	American Electric Power Co., Inc.	12/01/21	3.650	6,809,541
3,655,000	New York State Electric & Gas Corp.	05/01/23	5.750	4,011,640
1,100,000	NextEra Energy Capital Holdings, Inc. (3-Month USD-LIBOR + 0.550%)[2]	08/28/21	0.740	1,100,347
1,180,000	NextEra Energy Capital Holdings, Inc.	04/01/22	2.900	1,208,050
1,125,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	1,128,545
9,474,000	PSEG Power LLC	06/01/23	3.850	10,086,434
4,590,000	Southern California Edison Co.	04/01/24	1.100	4,629,248
2,870,000	Southern Co.	07/01/21	2.350	2,874,638
9,000,000	Virginia Electric & Power Co.	01/15/22	2.950	9,106,471
				42,982,254

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE - PRODUCTS (0.3%)
$1,350,000	Zimmer Biomet Holdings, Inc.	04/01/22	3.150%	$1,377,869
	INSURANCE (7.6%)
3,500,000	Athene Global Funding[1]	01/25/22	4.000	3,590,010
6,500,000	Athene Global Funding[1]	07/01/22	3.000	6,689,470
1,735,000	Enstar Group, Ltd.	03/10/22	4.500	1,781,031
1,600,000	Five Corners Funding Trust[1]	11/15/23	4.419	1,750,560
10,000,000	Guardian Life Global Funding[1]	05/08/22	2.500	10,227,273
9,000,000	New York Life Global Funding[1]	10/21/23	0.400	8,991,635
				33,029,979
	INVESTMENT COMPANIES (0.9%)
1,800,000	Ares Capital Corp.	01/19/22	3.625	1,833,553
1,750,000	Ares Capital Corp.	02/10/23	3.500	1,824,610
				3,658,163
	MACHINERY-CONSTRUCTION & MINING (1.8%)
1,000,000	Caterpillar Financial Services Corp.	09/06/22	1.900	7,868,738
	MEDIA (1.0%)
4,000,000	Sky, Ltd.[1]	11/26/22	3.125	4,168,504
	OIL & GAS (4.8%)
10,000,000	Chevron Corp.	06/24/23	3.191	10,541,390
10,000,000	Exxon Mobil Corp.	04/15/23	1.571	10,251,117
				20,792,507
	PHARMACEUTICALS (1.2%)
2,500,000	AbbVie, Inc.	11/06/22	2.900	2,592,842
2,500,000	AbbVie, Inc.	11/21/22	2.300	2,573,000
				5,165,842
	PIPELINES (0.8%)
3,320,000	Energy Transfer LP	02/01/22	5.200	3,394,784
	SEMICONDUCTORS (0.5%)
2,000,000	QUALCOMM, Inc.	01/30/23	2.600	2,074,093

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	5

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	SOFTWARE (2.6%)
$3,040,000	Oracle Corp.	05/15/22	2.500%	$3,097,876
8,000,000	VMware, Inc.	08/21/22	2.950	8,239,652
				11,337,528
	Total Corporate Bonds
	(Cost $257,298,919)			257,155,054
	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.4%)
6,000,000	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	0.842	5,989,196
	Total Residential Mortgage Backed Securities (Cost $6,000,000)			5,989,196
	U.S. TREASURY BILLS (19.3%)
5,200,000	U.S. Treasury Bill[4]	05/20/21	0.000	5,199,911
49,900,000	U.S. Treasury Bill[4]	06/03/21	0.000	49,898,015
28,450,000	U.S. Treasury Bill[4]	01/27/22	0.000	28,442,134
	Total U.S. Treasury Bills (Cost $83,538,692)			83,540,060

TOTAL INVESTMENTS (Cost $437,609,213)[5]	101.2%	$437,424,467
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)%	(5,196,918)
NET ASSETS	100.0%	$432,227,549
____________
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2021 was $145,059,035 or 33.6% of net assets.

[2] Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2021 coupon or interest rate.
[3] Security that used significant unobservable inputs to determine fair value.
[4] Security issued with zero coupon. Income is recognized through accretion of discount.
[5]

The aggregate cost for federal income tax purposes is $437,609,213, the aggregate gross unrealized appreciation is $102,604 and the aggregate gross unrealized depreciation is $287,350, resulting in net unrealized depreciation of $184,746.

Abbreviations:
LIBOR – London Interbank Offered Rate.
SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	7

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2021
Asset Backed Securities	$—	$66,103,569	$6,009,000	$72,112,569
Commercial Mortgage Backed Securities	—	18,627,588	—	18,627,588
Corporate Bonds	—	257,155,054	—	257,155,054
Residential Mortgage Backed Securities	—	5,989,196	—	5,989,196
U.S. Treasury Bills	—	83,540,060	—	83,540,060
Total Investment, at value	$—	$431,415,467	$6,009,000	$437,424,467

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2021:

Asset Backed Securities
Balance as of January 20, 2021	$—
Purchases	6,000,000
Sales / Paydowns	—
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	9,000
Amortization	—
Transfers from Level 3	—
Transfers to Level 3	—
Balance as of April 30, 2021	$6,009,000

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	9

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (unaudited)

ASSETS:
Investments in securities, at value (Cost $437,609,213)	$437,424,467
Cash	96,661
Receivables for:
Interest	2,030,803
Investment advisory and administrative fee waiver reimbursement	47,278
Total Assets	439,599,209
LIABILITIES:
Payables for:
Investments purchased	6,032,073
Shares redeemed	1,168,000
Investment advisory and administrative fees	105,341
Professional fees	31,885
Custody and fund accounting fees	24,607
Transfer agent fees	4,815
Dividends declared	1,533
Board of Trustees fees	462
Accrued expenses and other liabilities	2,944
Total Liabilities	7,371,660
NET ASSETS	$432,227,549
Net Assets Consist of:
Paid-in capital	$432,410,190
Accumulated deficit	(182,641)
Net Assets	$432,227,549
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($432,227,549 ÷ 43,243,902 shares outstanding)	$10.00

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

STATEMENT OF OPERATIONS

For the period from January 20, 2021 (commencement of operations) to April 30, 2021 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$347,164
Total Income	347,164
Expenses:
Investment advisory and administrative fees	311,072
Professional fees	36,415
Printing expenses	28,933
Custody and fund accounting fees	24,607
Board of Trustees' fees	15,852
Transfer agent fees	8,890
Miscellaneous expenses	6,859
Total Expenses	432,628
Investment advisory and administrative fee waiver	(139,816)
Net Expenses	292,812
Net Investment Income	54,352
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	4,430
Net change in unrealized appreciation/(depreciation) on investments in securities	(184,746)
Net Realized and Unrealized Loss	(180,316)
Net Decrease in Net Assets Resulting from Operations	$(125,964)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	11

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

STATEMENT OF CHANGES IN NET ASSETS

For the period from
January 20, 2021
(commencement
of operations) to
April 30, 2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$54,352
Net realized gain on investments in securities	4,430
Net change in unrealized appreciation/(depreciation) on investments in securities.	(184,746)
Net decrease in net assets resulting from operations	(125,964)
Total dividends and distributions declared	(56,677)
Share transactions:
Proceeds from sales of shares	467,352,250
Cost of shares redeemed	(34,942,060)
Net increase in net assets resulting from share transactions	432,410,190
Total increase in net assets	432,227,549
NET ASSETS:
Beginning of period	–
End of period	$432,227,549

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period.

For the period from January 20, 2021
(commencement of operations) to April 30, 2021
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.00 [2]
Net realized and unrealized loss	(0.00)[2]
Total income from investment operations	0.00 [2]
Less dividends and distributions:
From net investment income	(0.00)[2]
Net asset value, end of period	$10.00
Total return	0.01%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$432
Ratio of expenses to average net assets before reductions	0.39%[4]
Fee waiver	0.11%[4,5]
Ratio of expenses to average net assets after reductions	0.28%[4]
Ratio of net investment income to average net assets	0.05%[4]
Portfolio turnover rate	2%[3]
____________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized with the exception of audit fees, legal fees and registration fees.
[5]

The ratio of expenses to average net assets for the period from January 20, 2021 to April 30, 2021 reflects fees reduced as result of a contractual operating expense limitation of 0.30%. The agreement is effective for the periods beginning on January 20, 2021 and can be changed at any time at the sole discretion of the Investment Advisor. For the period from January 20, 2021 to April 30, 2021 the waived fees were $139,816.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	13

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on January 20, 2021 and is offered through a single share class. The investment objective of the Fund is to provide income balanced with low price volatility. As of April 30, 2021, there were seven series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

 Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a

14

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore, under SEC Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

E.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time

FINANCIAL STATEMENTS APRIL 30, 2021	15

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

F.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended April 30, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since January 20, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $56,677 to shareholders during the period ended April 30, 2021.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

16

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the period ended April 30, 2021, the Fund incurred $311,072 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective December 22, 2020, the Investment Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the Fund in order limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.30%. For the period ended April 30, 2021, the Investment Adviser waived fees in the amount of $139,816.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the period ended April 30, 2021, the Fund incurred $24,607 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the period ended April 30, 2021 was $647. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement

FINANCIAL STATEMENTS APRIL 30, 2021	17

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the period ended April 30, 2021, was $0. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended April 30, 2021, the Fund incurred $15,852 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the period ended April 30, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $299,440,144 and $2,158,373, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of shares of beneficial interest, at no par value. Transactions in shares were as follows:

	For the period ended April 30, 2021*
	Shares	Dollars
Shares sold	46,739,905	$467,352,250
Shares redeemed	(3,496,003)	(34,942,060)
Net increase	43,243,902	$432,410,190

*	The period represented is from January 20, 2021 (commencement of operations) to April 30, 2021.

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the

18

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Additionally, natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S and Rule 144A which have not been registered with the U.S. Securities and Exchange Commission (“SEC”). These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The unavailability and/ or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

FINANCIAL STATEMENTS APRIL 30, 2021	19

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2021 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

20

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

DISCLOSURE OF FUND EXPENSES

April 30, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 20, 2021 to April 30, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENTS APRIL 30, 2021	21

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 20, 2021	Ending Account Value April 30, 2021	Expenses Paid During Period January 20, 2021 to April 30, 2021[1]
Actual	$1,000	$1,000	$0.77
Hypothetical[2]	$1,000	$1,013	$0.77

________________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.28% multiplied by the average account value over the period, multiplied by 100/365.
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio is subtracted from the assumed return before expenses.

22

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

DISCLOSURE OF ADVISOR SELECTION

April 30, 2021 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The Investment Company Act of 1940 (“1940 Act”) requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic, on March 25, 2020, the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval of certain agreements (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held a meeting on December 9, 2020, to consider the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. The Board, in reliance on the Exemptive Relief, approved the Agreement at that time. In approving the Agreement, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.

At the December 9, 2020 meeting, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided and to be provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the advisory fee and the cost of the services to be realized by the Investment Adviser from its relationship with the Fund; (c) the Fund’s costs to investors compared to the costs of comparative funds; (d) the sharing of potential economies of scale; and (e) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the Meeting, and over the course of the previous year, regarding the

FINANCIAL STATEMENTS APRIL 30, 2021	23

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

nature, extent and quality of services provided to the Trust by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Trust shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Costs of Services Provided

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board noted that they had received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian and fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means. The Board considered the fee schedule for the Fund. The Board concluded that the fees to be paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information and the cost of the services provided by the Investment Adviser.

24

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST

April 30, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

FINANCIAL STATEMENTS APRIL 30, 2021	25

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

26

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

FINANCIAL STATEMENTS APRIL 30, 2021	27

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction.

The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

28

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

FINANCIAL STATEMENTS APRIL 30, 2021	29

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

30

BBH PARTNER FUND – SELECT SHORT TERM ASSETS

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2021 (unaudited)

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

FINANCIAL STATEMENTS APRIL 30, 2021	31

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2021

BBH Partner Fund – International Equity

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION

April 30, 2021 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Australia	$4,380,323	0.2%
Bermuda	53,374,526	2.0
Canada	213,721,700	8.2
Cayman Islands	181,632,317	6.9
France	194,053,112	7.4
Germany	188,465,306	7.2
Hong Kong	78,178,106	3.0
Ireland	100,393,921	3.8
Japan	208,282,674	8.0
Jersey	167,290,689	6.4
Mexico	17,133,855	0.7
Netherlands	176,966,199	6.8
South Korea	71,849,015	2.7
Spain	146,517,755	5.6
Sweden	85,865,635	3.3
Switzerland	187,485,092	7.2
Taiwan	34,485,113	1.3
United Kingdom	231,401,342	8.8
United States	217,990,195	8.3
Warrants:
Switzerland	244,982	0.0
Cash and Other Assets in Excess of Liabilities	57,902,456	2.2
NET ASSETS	$2,617,614,313	100.0%

All data as of April 30, 2021. The BBH Partner Fund - International Equity's (the "Fund") country diversification is expressed as a percentage of net assets and may vary over time. The Fund's country diversification is derived from respective security's country of incorporation.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO ALLOCATION (continued)

April 30, 2021 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$247,488,589	9.5%
Consumer Cyclical	240,592,652	9.2
Consumer Non-Cyclical	841,654,025	32.1
Financials	374,303,196	14.3
Industrials	360,121,377	13.8
Technology	495,307,036	18.9
Warrants:
Consumer Cyclical	244,982	0.0
Cash and Other Assets in Excess of Liabilities	57,902,456	2.2
NET ASSETS	$2,617,614,313	100.0%

All data as of April 30, 2021. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	3

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

April 30, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCK (97.8%)
	AUSTRALIA (0.2%)
	CONSUMER NON-CYCLICAL
20,976	CSL, Ltd.	$4,380,323
	Total Australia	4,380,323
	BERMUDA (2.0%)
	CONSUMER NON-CYCLICAL
496,138	IHS Markit, Ltd.	53,374,526
	Total Bermuda	53,374,526
	CANADA (8.2%)
	CONSUMER CYCLICAL
1,247,774	Alimentation Couche-Tard, Inc. (Class B)	42,282,798
	FINANCIALS
1,312,236	Brookfield Asset Management, Inc. (Class A)	59,819,854
	INDUSTRIALS
106,079	Canadian Pacific Railway, Ltd.	39,589,536
	TECHNOLOGY
49,077	Constellation Software, Inc.	72,029,512
	Total Canada	213,721,700
	CAYMAN ISLANDS (6.9%)
	COMMUNICATIONS
2,342,992	Alibaba Group Holding, Ltd.[1]	67,692,046
1,711,490	JD.com, Inc. (Class A)[1]	66,123,420
597,835	Tencent Holdings, Ltd.	47,816,851
	Total Cayman Islands	181,632,317
	FRANCE (7.4%)
	CONSUMER CYCLICAL
16,845	LVMH Moet Hennessy Louis Vuitton SE	12,686,314
	CONSUMER NON-CYCLICAL
31,355	L'Oreal S.A.	12,885,230
118,925	Pernod Ricard S.A.	24,417,395
		37,302,625
	INDUSTRIALS
623,724	Safran S.A.[1]	93,150,475
499,343	Thales S.A.	50,913,698
		144,064,173
	Total France	194,053,112

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	GERMANY (7.2%)
	CONSUMER CYCLICAL
99,530	Adidas AG1	$30,754,291
	CONSUMER NON-CYCLICAL
220,106	Merck KGaA	38,769,475
	FINANCIALS
219,343	Deutsche Boerse AG	37,876,950
	TECHNOLOGY
575,947	SAP SE	81,064,590
	Total Germany	188,465,306
	HONG KONG (3.0%)
	FINANCIALS
6,148,975	AIA Group, Ltd.	78,178,106
	Total Hong Kong	78,178,106
	IRELAND (3.8%)
	INDUSTRIALS
1,899,963	CRH, Plc.	89,835,823
	TECHNOLOGY
36,411	Accenture, Plc. (Class A)	10,558,098
	Total Ireland	100,393,921
	JAPAN (8.0%)
	CONSUMER CYCLICAL
104,700	Nintendo Co., Ltd.	59,959,886
57,042	Shimano, Inc.	13,044,966
		73,004,852
	CONSUMER NON-CYCLICAL
785,252	Shiseido Co., Ltd.	56,968,517
	INDUSTRIALS
48,424	Keyence Corp.	23,279,653

	TECHNOLOGY
286,135	Obic Co., Ltd.	55,029,652
	Total Japan	208,282,674
	JERSEY (6.4%)
	CONSUMER NON-CYCLICAL
2,536,609	Experian, Plc.	98,077,663

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	5

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	JERSEY (continued)
	TECHNOLOGY
2,478,089	Clarivate, Plc.[1]	$69,213,026
	Total Jersey	167,290,689
	MEXICO (0.7%)
	CONSUMER NON-CYCLICAL
221,082	Fomento Economico Mexicano SAB de CV ADR	17,133,855
	Total Mexico	17,133,855
	NETHERLANDS (6.8%)
	CONSUMER NON-CYCLICAL
18,118	Adyen NV1,2	44,516,864
343,329	Heineken NV	39,826,972
688,391	Koninklijke Philips NV1	38,814,204
		123,158,040
	TECHNOLOGY
82,596	ASML Holding NV	53,808,159
	Total Netherlands	176,966,199
	SOUTH KOREA (2.7%)
	CONSUMER NON-CYCLICAL
52,173	LG Household & Health Care, Ltd.	71,849,015
	Total South Korea	71,849,015
	SPAIN (5.6%)
	CONSUMER CYCLICAL
1,554,259	Industria de Diseno Textil S.A.	55,369,014
	CONSUMER NON-CYCLICAL
980,141	Amadeus IT Group S.A.[1]	66,785,450
898,055	Grifols S.A.	24,363,291
		91,148,741
	Total Spain	146,517,755
	SWEDEN (3.3%)
	COMMUNICATIONS
4,451,430	Telefonaktiebolaget LM Ericsson (Class B)	61,292,105
	INDUSTRIALS
860,455	Assa Abloy AB (Class B)	24,573,530
	Total Sweden	85,865,635

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	SWITZERLAND (7.2%)
	CONSUMER CYCLICAL
126,249	Cie Financiere Richemont S.A.	$12,959,527
	CONSUMER NON-CYCLICAL
1,160,762	Alcon, Inc.[1]	87,167,195
69,744	Sonova Holding AG1	20,652,244
		107,819,439
	FINANCIALS
19,544	Partners Group Holding AG	27,927,464

	INDUSTRIALS
130,024	Sika AG	38,778,662
	Total Switzerland	187,485,092
	TAIWAN (1.3%)
	TECHNOLOGY
295,401	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,485,113
	Total Taiwan	34,485,113
	UNITED KINGDOM (8.8%)
	CONSUMER NON-CYCLICAL
370,274	Reckitt Benckiser Group, Plc.	33,065,114
1,070,675	RELX, Plc.	27,835,406
		60,900,520
	FINANCIALS
36,029,948	Melrose Industries, Plc.	81,263,524
4,205,221	Prudential, Plc.	89,237,298
		170,500,822
	Total United Kingdom	231,401,342
	UNITED STATES (8.3%)
	COMMUNICATIONS
108,930	Coupang, Inc. (Class A)[1]	4,564,167
	CONSUMER CYCLICAL
40,373	Lululemon Athletica, Inc.[1]	13,535,856
	CONSUMER NON-CYCLICAL
623,091	PerkinElmer, Inc.	80,771,286

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	7

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Shares/ Units		Value
	COMMON STOCKS (continued)
	UNITED STATES (continued)
	TECHNOLOGY
779,064	Fidelity National Information Services, Inc.	$119,118,886
	Total United States	217,990,195
	Total Common Stock (Cost $2,047,493,692)	2,559,466,875

	WARRANTS (0.0%)
	SWITZERLAND (0.0%)
573,446	Cie Financiere Richemont S.A., expires 11/22/2023[1]	244,982
	Total Switzerland	244,982
	Total Warrants (Cost $–)	244,982

TOTAL INVESTMENTS (Cost $2,047,493,692)[3]	97.8%	$2,559,711,857
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.2%	57,902,456
NET ASSETS	100.00%	$2,617,614,313

________________

[1] Non-income producing security.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2021 was $44,516,864 or 1.7% of net assets.

[3]

The aggregate cost for federal income tax purposes is $2,047,493,692, the aggregate gross unrealized appreciation is $533,156,722 and the aggregate gross unrealized depreciation is $20,938,557, resulting in net unrealized appreciation of $512,218,165.

The Fund’s country diversification is based on the respective security’s country of incorporation.
Abbreviation:
ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	9

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of April 30, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2021
Common Stock:
Australia	$–	$4,380,323	$–	$4,380,323
Bermuda	53,374,526	–	–	53,374,526
Canada	213,721,700	–	–	213,721,700
Cayman Islands	–	181,632,317	–	181,632,317
France	–	194,053,112	–	194,053,112
Germany	–	188,465,306	–	188,465,306
Hong Kong	–	78,178,106	–	78,178,106
Ireland	10,558,098	89,835,823	–	100,393,921
Japan	–	208,282,674	–	208,282,674
Jersey	69,213,026	98,077,663	–	167,290,689
Mexico	17,133,855	–	–	17,133,855
Netherlands	–	176,966,199	–	176,966,199
South Korea	–	71,849,015	–	71,849,015
Spain	–	146,517,755	–	146,517,755
Sweden	–	85,865,635	–	85,865,635
Switzerland	–	187,485,092	–	187,485,092
Taiwan	34,485,113	–	–	34,485,113
United Kingdom	–	231,401,342	–	231,401,342
United States	217,990,195	–	–	217,990,195
Warrants:
Switzerland	–	244,982	–	244,982
Investments, at value	$544,447,001	$2,015,264,856	$–	$2,559,711,857

The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (unaudited)

ASSETS:
Investments in securities, at value (Cost $2,047,493,692)	$2,559,711,857
Cash	46,481,137
Foreign currency at value (Identified cost $1,733,436)	1,737,106
Receivables for:
Investments sold	19,442,959
Dividends	7,155,996
Shares sold	1,395,300
Interest	1,387
Prepaid assets	13,955
Total Assets	2,635,939,697
LIABILITIES:
Payables for:
Investments purchased	16,383,211
Investment advisory and administrative fees	1,377,000
Shares redeemed	396,000
Custody and fund accounting fees	115,836
Professional fees	37,348
Transfer agent fees	5,588
Board of Trustees' fees	3,647
Accrued expenses and other liabilities	6,754
Total Liabilities	18,325,384
NET ASSETS	$2,617,614,313
Net Assets Consist of:
Paid-in capital	$1,823,892,352
Retained earnings	793,721,961
Net Assets	$2,617,614,313
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($2,617,614,313 ÷ 123,886,041 shares outstanding)	$21.13

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	11

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENT OF OPERATIONS

For the six months ended April 30, 2021 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $830,203)	$10,393,183
Interest income	15,199
Other income	21
Total Income	10,408,403
Expenses:
Investment advisory and administrative fees	7,724,229
Custody and fund accounting fees	265,196
Board of Trustees' fees	37,274
Professional fees	34,154
Transfer agent fees	16,818
Miscellaneous expenses	54,363
Total Expenses	8,132,034
Net Investment Income	2,276,369
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	301,247,907
Net realized gain on foreign exchange transactions and translations	10,369
Net realized gain on investments in securities and foreign exchange transactions and translations	301,258,276
Net change in unrealized appreciation/(depreciation) on investments in securities	158,332,939
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(21,376)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	158,311,563
Net Realized and Unrealized Gain	459,569,839
Net Increase in Net Assets Resulting from Operations	$461,846,208

The accompanying notes are an integral part of these financial statements.

12

BBH PARTNER FUND – INTERNATIONAL EQUITY

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2021	For the year ended
	(unaudited)	October 31, 2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$2,276,369	$4,202,779
Net realized gain on investments in securities and foreign exchange transactions and translations	301,258,276	44,517,984
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	158,311,563	156,313,921
Net increase in net assets resulting from operations	461,846,208	205,034,684
Dividends and distributions declared:
Class I	(64,592,022)	(30,519,179)
Share transactions:
Proceeds from sales of shares	264,091,705	310,598,256
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,021,438	1,103,760
Cost of shares redeemed	(74,900,499)	(247,264,351)
Net increase in net assets resulting from share transactions	191,212,644	64,437,665
Total increase in net assets	588,466,830	238,953,170
NET ASSETS:
Beginning of period	2,029,147,483	1,790,194,313
End of period	$2,617,614,313	$2,029,147,483

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	13

BBH PARTNER FUND – INTERNATIONAL EQUITY

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2021	For the years ended October 31,
	(unaudited)	2020	2019	2018	2017*	2016
Net asset value, beginning of period	$17.73	$16.15	$14.90	$16.75	$14.46	$14.54
Income from investment operations:
Net investment income[1]	0.02	0.04	0.10	0.18	0.14	0.34
Net realized and unrealized gain (loss)	3.94	1.81	2.19	(0.83)	2.47	(0.14)
Total income (loss) from investment operations	3.96	1.85	2.29	(0.65)	2.61	0.20
Less dividends and distributions:
From net investment income	(0.04)	(0.09)	(0.16)	(0.10)	(0.32)	(0.28)
From net realized gains	(0.52)	(0.18)	(0.88)	(1.10)	—	—
Total dividends and distributions	(0.56)	(0.27)	(1.04)	(1.20)	(0.32)	(0.28)
Short-term redemption fees[1]	—	—	—	—	0.00 [2]	0.00 [2]
Net asset value, end of period	$21.13	$17.73	$16.15	$14.90	$16.75	$14.46
Total return	22.56%[3]	11.59%	16.92%	(4.12)%	18.51%	1.51%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$2,618	$2,029	$1,790	$1,506	$1,426	$914
Ratio of expenses to average net assets before reductions	0.68%[4]	0.69%	0.71%	0.68%	0.74%	0.85%
Expense offset arrangement	0.00%[4]	0.00%	0.01%	0.03%	0.01%	0.00%[5]
Ratio of expenses to average net assets after reductions	0.68%[4]	0.69%	0.70%	0.65%	0.73%	0.85%
Ratio of net investment income to average net assets	0.19%[4]	0.22%	0.66%	1.15%	0.91%	2.41%
Portfolio turnover rate	55%[3]	77%	135%	124%	130%	12%

____________

*	Effective February 24, 2017 Class N shares were converted into Class I shares.
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997 and currently offers one class, Class I. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. As of April 30, 2021, there were seven series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

FINANCIAL STATEMENTS APRIL 30, 2021	15

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2021, the Fund had no open contracts.

E.Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

16

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $64,592,022 to Class I shares during the six months ended April 30, 2021. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

FINANCIAL STATEMENTS APRIL 30, 2021	17

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

The tax character of distributions paid during the years ended October 31, 2020 and 2019, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2020:	$9,900,534	$20,618,645	$30,519,179	$—	$30,519,179
2019:	52,364,709	52,848,354	105,213,063	—	105,213,063

As of October 31, 2020 and 2019, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2020:	$37,703,687	$26,880,257	$—	$(22,135,724)	$354,019,555	$396,467,775
2019:	9,893,173	20,608,301	—	(5,630,070)	197,705,634	222,577,038
The Fund did not have a net capital loss carryforward at October 31, 2020.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

H.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

18

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

3. Fees and Other Transactions with Affiliates

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of average daily net assets and 0.60% per annum on all average daily net assets over $3 billion. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2021, the Fund incurred $7,724,229 for services under the Agreement.

B.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2021, the Fund incurred $265,196 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2021 was $15,061. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2021, was $156. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

C.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2021, the Fund incurred $37,274 in independent Trustee compensation and expense reimbursements.

D.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

FINANCIAL STATEMENTS APRIL 30, 2021	19

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

4.Investment Transactions. For the six months ended April 30, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,400,655,222 and $1,243,258,461, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	13,032,153	$264,091,705	19,197,875	$310,598,256
Shares issued in connection with reinvestments of dividends	101,682	2,021,437	66,491	1,103,760
Shares redeemed	(3,704,505)	(74,900,499)	(15,676,766)	(247,264,351)
Net increase	9,429,330	$191,212,643	3,587,600	$64,437,665

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub- Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies

20

BBH PARTNER FUND – INTERNATIONAL EQUITY

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The derivatives held by the Fund including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund (derivatives risk). Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2021 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	21

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES

April 30, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

22

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Class I
Actual	$1,000	$1,226	$3.75
Hypothetical[2]	$1,000	$1,021	$3.41

____________

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.68% for I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS APRIL 30, 2021	23

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION

April 30, 2021 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The Investment Company Act of 1940 (“1940 Act”) requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic, on March 25, 2020, the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval of certain agreements (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2020 and December 9, 2020 to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group” or the “Sub-Adviser”). At the December 9, 2020 meeting, the Board, in reliance on the Exemptive Relief, voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH.  The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Advisers; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund;

24

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Select Equity Group were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 9, 2020 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements.

The Board received and considered information, during the meeting held on December 9, 2020, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

FINANCIAL STATEMENTS APRIL 30, 2021	25

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

Fund Performance

At the November 18, 2020 and December 9, 2020 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s outperformance of its peer category in the 1-year period ended September 30, 2020. The Board further noted that the Fund had average performance when compared to the peer category over the 2-, 4-, 5- and 10-year periods each ended September 30, 2020, and had underperformed the peer category during the 3-year period ended September 30, 2020. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed the Investment Adviser and BBH’s annualized profitability data for the Fund using data as of September 30, 2020, and for each of the prior 10-year periods. The data also included the effect of revenue generated by the custody and fund accounting and administration fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board also reviewed the Sub-Adviser’s profitability data for the Fund. The Board also considered the effect of fall-out benefits on the expenses of the Investment

26

BBH PARTNER FUND – INTERNATIONAL EQUITY

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

FINANCIAL STATEMENTS APRIL 30, 2021	27

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST

April 30, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH., the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Client’s accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

28

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENTS APRIL 30, 2021	29

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

30

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

FINANCIAL STATEMENTS APRIL 30, 2021	31

BBH PARTNER FUND – INTERNATIONAL EQUITY

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

32

BBH PARTNER FUND – INTERNATIONAL EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

FINANCIAL STATEMENTS APRIL 30, 2021	33

BBH PARTNER FUND – INTERNATIONAL EQUITY

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

34

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2021

BBH Limited Duration Fund

BBH LIMITED DURATION FUND

PORTFOLIO ALLOCATION

April 30, 2021 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,892,922,236	18.7%
Commercial Mortgage Backed Securities	473,969,122	4.7
Corporate Bonds	3,945,905,019	38.9
Exchange-Traded Funds	211,032,500	2.1
Loan Participations and Assignments	1,158,908,092	11.4
Municipal Bonds	100,629,782	1.0
Residential Mortgage Backed Securities	113,164,956	1.1
U.S. Government Agency Obligations	241,157,155	2.4
U.S. Treasury Bills	2,303,380,268	22.7
Liabilities in Excess of Other Assets	(308,061,677)	(3.0)
NET ASSETS	$10,133,007,453	100.0%

All data as of April 30, 2021. The BBH Limited Duration Fund's (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (18.7%)
$14,592,924	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$11,766,826
1,386,509	Amur Equipment Finance Receivables V LLC 2018-1A1	12/20/23	3.240	1,389,568
7,387,036	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	7,484,111
10,918,498	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	11,090,875
14,624,317	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	14,658,457
17,135,895	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	17,377,714
17,065,266	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	17,333,615
22,914,833	Capital Automotive LLC 2017-1A1	04/15/47	3.870	22,972,443
20,664,138	CARS-DB4 LP 2020-1A1	02/15/50	3.190	21,330,391
11,346,105	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	11,397,654
24,317,573	CF Hippolyta LLC 2020-1[1]	07/15/60	1.690	24,654,449
23,921,933	CFMT LLC 2021-HB5[1,3,4]	02/25/31	0.801	23,893,619
7,804,983	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	7,845,296
17,817,762	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	18,062,702
26,344,547	Chesapeake Funding II LLC 2020-1A1	08/16/32	0.870	26,490,129
13,210,560	Chesterfield Financial Holdings LLC 2014-1A1,2	12/15/34	4.500	13,167,451
2,804,322	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	2,817,874
18,842,105	CIG Auto Receivables Trust 2020-1A1	10/12/23	0.680	18,861,019
18,960,000	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	19,366,362
57,480,000	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	58,045,850
65,924,000	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	66,671,710
29,900,000	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	29,844,213
31,720,000	Drive Auto Receivables Trust 2021-1	12/15/23	0.360	31,730,877
6,963,134	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	6,590,672
17,170,000	Elm Trust 2020-3A1	08/20/29	2.954	17,235,854
9,910,331	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	10,007,064
25,800,718	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	26,217,965
2,381,364	Exeter Automobile Receivables Trust 2020-1A1	06/15/23	2.050	2,384,767
16,406,569	Exeter Automobile Receivables Trust 2021-1A	06/15/23	0.300	16,407,307
14,180,000	FCI Funding LLC 2021-1A1	04/15/33	1.130	14,186,136
24,153,623	FNA LLC 2019-1[2]	12/10/31	3.000	24,245,407
5,823,473	Foursight Capital Automobile Receivables Trust 2020-1[1]	09/15/23	1.970	5,847,025
3,807,056	FREED ABS Trust 2019-2[1]	11/18/26	2.620	3,819,420
7,187,657	FREED ABS Trust 2020-FP1[1]	03/18/27	2.520	7,233,252
26,976,248	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	27,200,742
27,822,830	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	28,080,648
16,114,646	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	16,250,723

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	3

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810%	$14,244,693
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	28,914,818
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	22,283,687
37,530,816	Madison Park Funding X, Ltd. 2012-10A (3-Month USD-LIBOR + 1.010%)[1,3]	01/20/29	1.198	37,539,148
40,030,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2,3]	04/25/29	1.146	40,090,045
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,967,867
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	16,756,193
20,174,695	MelTel Land Funding LLC 2019-1A1	04/15/49	3.768	21,183,518
12,280,800	Nationstar HECM Loan Trust 2019-2A1,3,4	11/25/29	2.272	12,303,058
30,849,437	Nationstar HECM Loan Trust 2020-1A1,3,4	09/25/30	1.269	30,909,022
12,630,000	Navistar Financial Dealer Note Master Owner Trust II 2019-1 (1-Month USD-LIBOR + 0.640%)[1,3]	05/25/24	0.746	12,633,608
27,120,000	Navistar Financial Dealer Note Master Trust 2020-1 (1-Month USD-LIBOR + 0.950%)[1,3]	07/25/25	1.056	27,300,796
3,891,798	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[3]	01/02/25	0.815	3,894,836
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	40,737,436
5,085,569	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,3]	02/25/42	3.106	5,096,641
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	21,361,733
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	22,289,478
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,550,426
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	31,226,064
5,810,015	NMEF Funding LLC 2019-A1	08/17/26	2.730	5,841,611
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	24,772,989
17,000,000	NRZ Advance Receivables Trust 2015-ON1 2020-T3[1]	10/15/52	1.317	17,054,363
21,250,000	OnDeck Asset Securitization Trust LLC 2021-1A1	05/17/27	1.590	21,266,968
19,890,043	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	20,056,085
24,865,000	Oportun Funding X LLC 2018-C1	10/08/24	4.100	25,221,228
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	45,315,948
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	27,153,257
4,392,846	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	4,408,100
1,997,892	OSCAR US Funding Trust XI LLC 2019-2A1	08/10/22	2.490	2,001,696
23,280,000	OSCAR US Funding XII LLC 2021-1A1	03/11/24	0.400	23,250,863

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,3]	08/20/27	1.782%	$20,003,468
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,3]	10/24/27	1.776	15,002,985
25,528,196	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	25,827,382
24,855,470	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	24,976,141
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,624,076
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	28,350,764
23,070,000	PFS Financing Corp. 2020-F1	08/15/24	0.930	23,189,916
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	18,449,958
27,400,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	27,838,721
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	16,804,858
31,000,000	Santander Drive Auto Receivables Trust 2020-3	07/15/24	0.520	31,044,417
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	36,289,081
9,407,004	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	9,468,892
11,808,550	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	11,722,648
50,697,233	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	54,001,359
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	19,129,087
29,761,594	SWC Funding LLC 2018-1A1,2	08/15/33	4.750	29,521,153
572,272	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	573,546
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,685,401
8,459,618	Veros Automobile Receivables Trust 2020-1[1]	09/15/23	1.670	8,485,527
2,773,172	Westlake Automobile Receivables Trust 2019-2A (1-Month USD-LIBOR + 0.470%)[1,3]	02/15/23	0.585	2,773,904
7,505,170	Westlake Automobile Receivables Trust 2019-3A1	02/15/23	2.150	7,530,627
72,786,875	Westlake Automobile Receivables Trust 2020-3A1	05/15/24	0.560	72,904,892
38,500,000	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	38,515,835
4,620,237	WRG Debt Funding II LLC 2017-1[1,2]	03/15/26	4.458	4,621,236
	Total Asset Backed Securities
	(Cost $1,876,380,016)			1,892,922,236
	COMMERCIAL MORTGAGE BACKED SECURITIES (4.7%)
26,807,000	BB-UBS Trust 2012-TFT[1,3,4]	06/05/30	3.468	21,458,993
13,439,699	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,3]	11/15/35	0.865	13,439,697
14,587,329	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,3]	10/15/36	1.035	14,601,031
30,200,000	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,3]	06/15/34	1.160	30,124,273
39,480,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,3]	02/16/37	1.016	39,432,624

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	5

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$20,990,000	BXMT, Ltd. 2020-FL3 (1-Month USD-LIBOR + 1.400%)[1,3]	03/15/37	1.516%	$21,016,815
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,2,3]	05/15/38	1.170	17,259,041
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,3]	11/15/31	3.015	25,817,289
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,3,4]	02/10/28	3.417	9,130,499
47,420,000	GB Trust 2020-FLIX (1-Month USD-LIBOR + 1.120%)[1,3]	08/15/37	1.235	47,639,128
19,337,720	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,3]	11/15/36	1.115	19,326,067
33,400,087	KKR Industrial Portfolio Trust 2020-AIP (1-Month USD-LIBOR + 1.037%)[1,3]	03/15/37	1.152	33,431,423
9,299,447	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,3]	06/15/36	1.216	9,299,444
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD-LIBOR + 0.801%)[1,3]	04/15/38	0.951	33,659,639
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,3]	11/15/34	0.815	32,625,241
28,604,000	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,3]	04/14/38	0.965	28,550,368
24,260,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.080%)[1,3]	07/15/38	1.195	24,260,053
52,913,244	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,3]	11/15/37	1.246	52,897,497
	Total Commercial Mortgage Backed Securities
	(Cost $484,157,132)			473,969,122
	CORPORATE BONDS (38.9%)
	AUTO MANUFACTURERS (1.6%)
33,497,000	Ford Motor Credit Co. LLC	08/02/21	5.875	33,815,221
10,000,000	Ford Motor Credit Co. LLC	10/12/21	3.813	10,100,000
35,000,000	Ford Motor Credit Co. LLC	11/13/25	3.375	35,808,850
82,838,000	General Motors Financial Co., Inc.	01/14/22	3.450	84,277,086
				164,001,157
	BANKS (11.9%)
15,000,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	07/28/21	2.125	15,067,096
14,895,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	16,065,117
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	20,770,278
34,375,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	35,242,625
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	58,931,844
85,200,000	Bank of Nova Scotia	03/07/22	2.700	87,022,297

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375%	$15,442,278
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[3]	03/17/23	0.810	19,779,822
60,560,000	Canadian Imperial Bank of Commerce	09/13/23	3.500	65,053,471
9,198,000	Citigroup, Inc.	08/02/21	2.350	9,245,738
33,260,000	Citigroup, Inc.	12/08/21	2.900	33,714,704
32,239,000	Citigroup, Inc.	10/27/22	2.700	33,297,808
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	18,040,590
23,400,000	DNB Bank ASA[1]	12/02/22	2.150	24,053,247
10,635,000	Fifth Third Bancorp	01/25/24	3.650	11,458,970
45,888,000	Goldman Sachs Group, Inc.	07/27/21	5.250	46,417,089
31,800,000	Goldman Sachs Group, Inc.	01/27/23	0.481	31,818,598
16,845,000	Goldman Sachs Group, Inc.	03/08/23	0.523	16,861,367
26,887,000	HSBC Holdings, Plc.	03/30/22	4.000	27,790,135
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[3]	06/04/26	2.099	34,116,554
62,235,000	JPMorgan Chase & Co. (SOFR + 0.580%)[3]	03/16/24	0.697	62,447,661
33,270,000	JPMorgan Chase & Co. (SOFR + 1.585%)[3]	03/13/26	2.005	34,321,130
11,900,000	Lloyds Banking Group, Plc.	07/06/21	3.100	11,958,668
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	36,813,460
24,769,000	Mitsubishi UFJ Financial Group, Inc.	02/22/22	2.998	25,301,985
11,855,000	Mitsubishi UFJ Financial Group, Inc.	03/07/22	3.218	12,143,576
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	39,914,190
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	13,915,763
21,110,000	Santander Holdings USA, Inc.	03/28/22	3.700	21,653,536
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	17,203,204
30,395,000	Svenska Handelsbanken AB	11/20/23	3.900	32,999,619
45,355,000	Toronto-Dominion Bank	06/11/21	3.250	45,503,305
61,285,000	Truist Bank	03/09/23	1.250	62,356,224
21,430,000	Truist Financial Corp.	12/06/23	3.750	23,182,575
22,470,000	US Bancorp	05/12/25	1.450	22,951,596
30,005,000	US Bank NA	11/16/21	3.450	30,441,704
13,500,000	US Bank NA	05/23/22	2.650	13,814,626
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[3]	06/02/24	1.654	23,300,214
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	20,069,404
22,155,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[3] .	09/09/22	2.082	22,293,420
12,500,000	Westpac Banking Corp.	05/13/21	2.100	12,506,457
				1,205,281,945
	BIOTECHNOLOGY (0.3%)
25,120,000	Gilead Sciences, Inc.	09/29/23	0.750	25,163,730

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	7

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COMPUTERS (0.2%)
$17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450%	$18,820,048
	DIVERSIFIED FINANCIAL SERVICES (4.2%)
21,880,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	23,564,147
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	50,380,072
3,920,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	4,365,760
69,908,000	Air Lease Corp.	01/15/22	3.500	71,371,372
23,208,000	Air Lease Corp.	02/01/22	3.750	23,635,373
37,385,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	38,377,572
8,552,000	American Express Co.	11/05/21	3.700	8,679,019
24,400,000	Aviation Capital Group LLC[1]	01/20/22	2.875	24,706,694
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	37,345,437
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	37,542,428
16,045,000	Capital One Financial Corp.	05/11/23	2.600	16,694,836
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,880,937
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,941,517
48,895,000	Drawbridge Special Opportunities Fund LP1	02/15/26	3.875	50,357,175
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	25,283,589
				430,125,928
	ELECTRIC (4.3%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	75,204,167
33,445,000	Dominion Energy, Inc.	03/15/25	3.300	36,150,752
61,690,000	Edison International (5-Year CMT Index + 4.698%)[3]	03/15/26	5.375	63,822,623
18,525,000	Exelon Generation Co. LLC	06/01/25	3.250	19,917,188
25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750	27,818,063
27,300,000	NextEra Energy Capital Holdings, Inc. (3-Month USD-LIBOR + 0.550%)[3]	08/28/21	0.740	27,308,621
27,921,000	NextEra Energy Capital Holdings, Inc.	04/01/22	2.900	28,584,701
42,385,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	42,518,541
76,002,000	Southern Co.	07/01/21	2.350%	76,124,831
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	38,114,232
				435,563,719
	ELECTRONICS (0.1%)
10,426,000	Avnet, Inc.	12/01/21	3.750	10,576,715

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-PRODUCTS (0.3%)
$31,136,000	Zimmer Biomet Holdings, Inc.	04/01/22	3.150%	$31,778,758
	HEALTHCARE-SERVICES (0.6%)
60,630,000	Sutter Health	08/15/25	1.321	60,823,237
	INSURANCE (2.4%)
24,310,000	Athene Global Funding[1]	01/25/22	4.000	24,935,184
20,325,000	Athene Global Funding[1]	07/01/22	3.000	20,917,459
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,749,810
18,000,000	Athene Global Funding[1]	01/14/25	2.500	18,785,893
14,345,000	Athene Global Funding[1]	06/29/25	2.550	14,973,210
16,290,000	Enstar Group, Ltd.	03/10/22	4.500	16,722,187
37,190,000	Marsh & McLennan Cos, Inc.	01/30/22	2.750	37,797,623
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	19,398,766
37,290,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	37,807,212
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,794,933
				240,882,277
	INTERNET (0.2%)
19,060,000	Expedia Group, Inc.[1]	12/15/23	3.600	20,311,645
	INVESTMENT COMPANIES (5.9%)
52,235,000	Ares Capital Corp.	01/19/22	3.625	53,208,694
23,000,000	Ares Capital Corp.	02/10/23	3.500	23,980,591
13,785,000	BlackRock TCP Capital Corp.	03/01/22	4.625	14,113,083
10,429,000	BlackRock TCP Capital Corp.	08/11/22	4.125	10,844,219
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	43,866,886
24,645,000	Blackstone Secured Lending Fund[1]	07/14/23	3.650	25,788,683
19,925,000	Blackstone Secured Lending Fund[1]	01/15/26	3.625	20,994,220
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,851,442
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	18,589,257
26,475,000	Business Development Corp. of America[1]	03/30/26	3.250	26,452,451
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	34,233,738
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	25,323,405
42,821,000	FS KKR Capital Corp. II1	02/14/25	4.250	44,229,885
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	41,503,283
49,650,000	Main Street Capital Corp.	05/01/24	5.200	53,816,016
33,980,000	Main Street Capital Corp.	07/14/26	3.000	34,300,293
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	34,331,975
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	10,642,261
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	28,442,789

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	9

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750%	$21,797,264
				602,310,435
	MACHINERY CONSTRUCTION & MINING (0.2%)
24,145,000	Caterpillar Financial Services Corp.	07/07/23	0.650	24,313,848
	MACHINERY-DIVERSIFIED (0.2%)
17,865,000	John Deere Capital Corp.	01/10/22	3.200	18,233,983
	MEDIA (0.1%)
12,062,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/22	4.464	12,548,949

	OIL & GAS (2.0%)
35,498,000	Apache Corp.	11/15/25	4.625	37,494,763
16,000,000	Equinor ASA	01/23/22	3.150	16,333,874
30,756,000	Occidental Petroleum Corp. (3-Month USD-LIBOR + 1.450%)[3]	08/15/22	1.644	30,528,240
61,645,000	Occidental Petroleum Corp.	08/15/22	2.700	62,030,281
21,352,000	Ovintiv Exploration, Inc.	01/30/22	5.750	22,028,992
17,822,000	Ovintiv Exploration, Inc.	07/01/24	5.625	19,879,114
12,950,000	Ovintiv, Inc.	11/15/21	3.900	13,074,536
				201,369,800
	PHARMACEUTICALS (1.5%)
30,540,000	AbbVie, Inc.	12/15/21	5.000	31,085,060
28,971,000	AbbVie, Inc.	03/15/22	3.450	29,590,665
32,890,000	AbbVie, Inc.	11/21/22	2.300	33,850,388
38,680,000	Bristol-Myers Squibb Co.	05/14/21	2.550	38,694,229
17,700,000	CVS Health Corp.	06/01/21	2.125	17,709,204
				150,929,546
	PIPELINES (1.5%)
78,564,000	Energy Transfer LP	02/01/22	5.200	80,333,671
42,750,000	EnLink Midstream Partners LP	06/01/25	4.150	43,118,932
24,865,000	Northriver Midstream Finance LP Term B1	02/15/26	5.625	25,642,031
				149,094,634
	REAL ESTATE INVESTMENT TRUSTS (0.2%)
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	20,917,324

	RETAIL (0.1%)
11,000,000	Nordstrom, Inc.[1]	04/08/24	2.300	11,039,490

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	SEMICONDUCTORS (0.4%)
$33,545,000	ams AG1	07/31/25	7.000%	$35,725,425
	SOFTWARE (0.7%)
70,635,000	Oracle Corp.	05/15/22	2.500	71,979,756

	TELECOMMUNICATIONS (0.0%)
4,087,125	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	4,112,670
	Total Corporate Bonds (Cost $3,849,036,575)			3,945,905,019
	EXCHANGE-TRADED FUNDS (2.1%)
3,050,000	iShares 1-5 Year Investment Grade Corporate Bond ETF.			167,170,500
1,400,000	SPDR Portfolio Short Term Corporate Bond ETF			43,862,000
	Total Exchange-Traded Funds
	(Cost $211,848,000)			211,032,500
	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.4%)
36,085,000	AAdvantage Loyalty IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	5.500	37,077,337
22,042,659	Allen Media LLC (Entertainment Studios) (3-Month USD-LIBOR + 5.500%)[3]	02/10/27	5.703	21,987,552
11,766,470	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[3]	05/27/22	5.500	11,766,470
47,529,932	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[3]	09/07/27	1.863	47,329,356
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	2.500	20,639,208
14,962,500	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.500%)[3]	12/01/27	3.250	14,940,056
48,885,589	Axalta Coating Systems Dutch Holding B BV Term B3 (Axalta Coating Systems U.S. Holdings, Inc.) (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	1.953	48,549,745
11,606,995	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[3]	10/31/24	4.500	11,352,105
119,659,618	Boeing Co. (3-Month USD-LIBOR + 1.250%)[3]	02/07/22	1.434	119,450,214
26,524,285	Buckeye Partners LP (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	2.359	26,405,987
36,736,340	Charter Communications Operating LLC (CCO Safari LLC) Term B1 (1-Month USD-LIBOR + 1.750%)[3]	04/30/25	1.870	36,614,008

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	11

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$28,027,078	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	3.363%	$27,718,780
36,686,334	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[3]	06/28/24	1.863	36,694,038
25,650,000	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[3]	08/12/24	1.613	25,468,398
16,493,681	Dell International LLC Term B2 (1-Month USD-LIBOR + 1.750%)[3]	09/19/25	2.000	16,474,549
25,891,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	1.953	25,849,346
38,654,929	Eastern Power LLC (TPF II LC, LLC) (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	4.750	35,589,979
48,629,416	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	1.865	47,926,234
5,978,507	EnLink Midstream Partners, LP (1-Month USD-LIBOR + 1.500%)[3]	12/10/21	1.611	5,948,614
2,761,597	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[3]	03/13/25	1.863	2,760,741
12,717,708	HCA, Inc. Term B13 (1-Month USD-LIBOR + 1.750%)[3]	03/18/26	1.863	12,713,766
25,987,406	Iridium Satellite LLC Term B1 (1-Month USD-LIBOR + 2.750%)[3]	11/04/26	3.750	26,019,890
37,055,000	Jazz Pharmaceuticals, Inc. (3-Month USD-LIBOR + 3.500%)[3]	04/21/28	4.000	37,132,074
44,076,503	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	2.113	43,668,795
9,974,747	Lumen Technologies, Inc. Term B (3-Month USD-LIBOR + 2.250%)[3]	03/15/27	2.363	9,852,557
10,096,154	LYB Americas Finance Co. LLC (1-Month USD-LIBOR + 1.250%)[3]	03/29/22	1.366	9,894,231
39,005,766	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[3]	10/01/25	3.452	38,355,540
53,745,000	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	04/08/28	3.500	53,588,065
23,003,125	Owens-Illinois Group, Inc. (3-Month USD-LIBOR + 1.500%)[3]	06/25/24	1.686	22,801,848
8,029,604	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[3]	02/11/27	1.863	8,009,530
45,000,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	4.750	47,233,350
16,005,656	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.863	15,807,185
11,001,598	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.863	10,865,178
8,324,720	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.863	8,226,238

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$25,000,000	Symantec Corp. (3-Month USD-LIBOR + 1.375%)[3]	11/04/24	1.561%	$24,765,750
17,670,263	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[3]	08/13/26	3.863	17,603,999
48,625,000	United AirLines, Inc. (3-Month USD-LIBOR + 3.750%)[3]	04/21/28	4.500	49,163,279
21,115,661	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	1.864	20,917,807
22,408,866	Western Digital Corp. (1-Month USD-LIBOR + 1.750%)[3] .	04/29/23	1.863	22,368,754
36,172,570	Wyndham Hotels & Resorts, Inc. (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	1.863	35,810,844
23,603,516	Zebra Buyer LLC (3-Month USD-LIBOR + 3.250%)[3]	04/21/28	3.750	23,566,695
	Total Loan Participations and Assignments
	(Cost $1,161,150,335)			1,158,908,092
	MUNICIPAL BONDS (1.0%)
110,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[3,4]	11/15/31	1.750	110,706
7,070,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[3,4]	11/15/31	1.750	7,126,242
14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000	14,603,474
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[3]	01/01/24	0.781	10,191,225
3,253,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	3,262,463
14,775,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	17,356,510
47,545,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[3]	09/15/27	0.811	47,979,162
	Total Municipal Bonds
	(Cost $98,427,204)			100,629,782

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.1%)
28,305,712	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	28,959,542
7,828,632	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,3]	08/18/60	1.066	7,699,569
4,930,865	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,3]	11/18/60	1.016	4,918,692

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	13

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
$18,475,958	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,3]	02/10/51	1.061%	$18,350,261
15,362,581	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,3]	02/07/52	1.160	15,416,174
21,000,000	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,3]	07/10/52	0.842	20,962,185
16,896,608	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	16,858,533
	Total Residential Mortgage Backed Securities (Cost $112,667,174)			113,164,956

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
25,622,000	Federal Farm Credit Banks Funding Corp.	08/25/25	0.610	25,162,455
46,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	46,001,398
50,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	49,730,914
36,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	36,271,639
45,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	44,781,675
29,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	28,724,275
38,306	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.756%)[3]	04/01/36	2.774	39,949
13,971	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[3]	12/01/36	1.990	14,048
17,526	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[3]	01/01/37	2.120	17,699
4,180,056	Federal National Mortgage Association (FNMA)	07/01/35	5.000	4,823,261
270,198	Federal National Mortgage Association (FNMA)	11/01/35	5.500	315,710
32,683	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.985%)[3]	07/01/36	2.762	34,920
64,058	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.722%)[3]	09/01/36	2.481	67,809
28,025	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.754%)[3]	01/01/37	2.129	28,427
243,902	Federal National Mortgage Association (FNMA)	08/01/37	5.500	283,697
2,913,572	Federal National Mortgage Association (FNMA)	08/01/37	5.500	3,381,337
1,254,320	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,469,474

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$8,167	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[3]	08/20/29	2.250%	$8,468
	Total U.S. Government Agency Obligations
	(Cost $242,373,170)			241,157,155

	U.S. TREASURY BILLS (22.7%)
125,000,000	U.S. Cash Management Bill[5]	07/13/21	0.000	124,998,027
154,400,000	U.S. Treasury Bill[5]	05/06/21	0.000	154,398,207
190,000,000	U.S. Treasury Bill[5]	05/13/21	0.000	189,997,601
204,000,000	U.S. Treasury Bill[5]	05/27/21	0.000	203,990,061
235,000,000	U.S. Treasury Bill[5]	06/03/21	0.000	234,983,979
173,000,000	U.S. Treasury Bill[5]	06/17/21	0.000	172,991,189
5,100,000	U.S. Treasury Bill[5,6]	07/15/21	0.000	5,099,858
168,000,000	U.S. Treasury Bill[5]	08/05/21	0.000	167,992,148
202,000,000	U.S. Treasury Bill[5]	08/12/21	0.000	201,990,791
165,500,000	U.S. Treasury Bill[5,6]	09/02/21	0.000	165,490,184
115,000,000	U.S. Treasury Bill[5]	09/09/21	0.000	114,991,758
122,000,000	U.S. Treasury Bill[5]	09/16/21	0.000	121,992,856
78,000,000	U.S. Treasury Bill[5]	09/23/21	0.000	77,994,733
216,500,000	U.S. Treasury Bill[5]	09/30/21	0.000	216,481,959
150,000,000	U.S. Treasury Bill[5]	10/07/21	0.000	149,986,917
	Total U.S. Treasury Bills
	(Cost $2,303,290,690)			2,303,380,268

TOTAL INVESTMENTS (Cost $10,339,330,296)[7]	103.0%	$10,441,069,130
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.0)%	(308,061,677)
NET ASSETS	100.0%	$10,133,007,453

____________

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2021 was $3,373,177,183 or 33.3% of net assets.

[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2021 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	15

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

[6] All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]

The aggregate cost for federal income tax purposes is $10,339,330,296, the aggregate gross unrealized appreciation is $133,864,971 and the aggregate gross unrealized depreciation is $25,299,613, resulting in net unrealized appreciation of $108,565,358.

Abbreviations:
CMT − Constant Maturity Treasury.
FHLMC − Federal Home Loan Mortgage Corporation.
FNMA − Federal National Mortgage Association.
GNMA − Government National Mortgage Association.
LIBOR − London Interbank Offered Rate.
SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2021:

	Number of	Expiration	Notional	Market	Unrealized
Description	Contracts	Date	Amount	Value	Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,950	June 2021	$430,734,793	$430,477,733	$257,060
U.S. Treasury 5-Year Notes	6,400	June 2021	799,398,073	793,200,000	6,198,073
U.S. Treasury 10-Year Notes	171	June 2021	22,948,735	22,577,344	371,391
					$6,826,524

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	17

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2021
Asset Backed Securities	$—	$1,781,276,944	$111,645,292	$1,892,922,236
Commercial Mortgage Backed Securities	—	456,710,081	17,259,041	473,969,122
Corporate Bonds	—	3,945,905,019	—	3,945,905,019
Exchange-Traded Funds	211,032,500	—	—	211,032,500
Loan Participations and Assignments	—	1,158,908,092	—	1,158,908,092
Municipal Bonds*	—	100,629,782	—	100,629,782
Residential Mortgage Backed Securities	—	113,164,956	—	113,164,956
U.S. Government Agency Obligations	—	241,157,155	—	241,157,155
U.S. Treasury Bills	—	2,303,380,268	—	2,303,380,268
Total Investment, at value	$211,032,500	$10,101,132,297	$128,904,333	$10,441,069,130
Other Financial Instruments, at value
Financial Futures Contracts	$6,826,524	$—	$—	$6,826,524
Other Financial Instruments, at value	$6,826,524	$—	$—	$6,826,524

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	19

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2021:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2020	$71,714,438	$—	$29,455,128	$101,169,566
Purchases	40,030,000	17,250,000	—	57,280,000
Sales / Paydowns	(13,429,624)	—	(24,096,280)	(37,525,904)
Realized gains (losses)	1,352	—	30,695	32,047
Change in unrealized appreciation (depreciation)	122,865	9,041	544,136	676,042
Amortization	38,810	—	14,935	53,745
Transfers from Level 3	—	—	(5,948,614)	(5,948,614)
Transfers to Level 3	13,167,451	—	—	13,167,451
Balance as of April 30, 2021	$111,645,292	$17,259,041	$—	$128,904,333

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (unaudited)

ASSETS:
Investments in securities, at value (Cost $10,339,330,296)	$10,441,069,130
Cash	2,977,156
Receivables for:
Interest	40,870,756
Shares sold	21,425,567
Investments sold	96,491
Investment advisory and administrative fee waiver reimbursement	57,363
Other	1,269,745
Prepaid assets	25,371
Total Assets	10,507,791,579
LIABILITIES:
Payables for:
Investments purchased	366,787,008
Shares redeemed	4,853,841
Investment advisory and administrative fees	2,095,099
Dividends declared	394,384
Futures variation margin on open contracts	252,856
Custody and fund accounting fees	191,869
Shareholder servicing fees	85,466
Professional fees	50,726
Transfer agent fees	11,097
Board of Trustees' fees	10,316
Accrued expenses and other liabilities	51,464
Total Liabilities	374,784,126
NET ASSETS	$10,133,007,453
Net Assets Consist of:
Paid-in capital	$10,094,501,575
Retained earnings	38,505,878
Net Assets	$10,133,007,453

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($539,698,431 ÷ 52,177,222 shares outstanding)	$10.34
CLASS I SHARES
($9,593,309,022 ÷ 927,922,872 shares outstanding)	$10.34

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	21

BBH LIMITED DURATION FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2021 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$1,882,961
Interest income	87,002,547
Other income	843,256
Total Income	89,728,764
Expenses:
Investment advisory and administrative fees	11,349,712
Shareholder servicing fees	492,387
Custody and fund accounting fees	415,084
Board of Trustees' fees	57,616
Professional fees	46,902
Transfer agent fees	34,283
Miscellaneous expenses	204,267
Total Expenses	12,600,251
Investment advisory and administrative fee waiver	(331,687)
Net Expenses	12,268,564
Net Investment Income	77,460,200
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(15,605,967)
Net realized gain on futures contracts	5,796,471
Net realized loss on investments in securities and futures contracts	(9,809,496)
Net change in unrealized appreciation/(depreciation) on investments in securities	94,212,869
Net change in unrealized appreciation/(depreciation) on futures contracts	4,805,599
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	99,018,468
Net Realized and Unrealized Gain	89,208,972
Net Increase in Net Assets Resulting from Operations	$166,669,172

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$77,460,200	$176,679,793
Net realized gain (loss) on investments in securities and futures contracts	(9,809,496)	4,229,221
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	99,018,468	(54,311,352)
Net increase in net assets resulting from operations	166,669,172	126,597,662
Dividends and distributions declared:
Class N	(4,065,815)	(9,638,723)
Class I	(72,306,677)	(166,935,856)
Total dividends and distributions declared	(76,372,492)	(176,574,579)
Share transactions:
Proceeds from sales of shares[1]	3,549,989,450	4,159,732,686
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	16,409,885	37,126,855
Cost of shares redeemed[1]	(1,595,220,189)	(3,215,918,972)
Net increase in net assets resulting from share transactions	1,971,179,146	980,940,569
Total increase in net assets	2,061,475,826	930,963,652

NET ASSETS:
Beginning of period	8,071,531,627	7,140,567,975
End of period	$10,133,007,453	$8,071,531,627

________________

[1]	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	23

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2021	For the years ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.23	$10.26	$10.15	$10.19	$10.13	$10.14
Income from investment operations:
Net investment income[1]	0.09	0.24	0.30	0.26	0.21	0.19
Net realized and unrealized gain (loss)	0.10	(0.03)	0.11	(0.06)	0.05	(0.00)[2]
Total income from investment operations	0.19	0.21	0.41	0.20	0.26	0.19
Less dividends and distributions:
From net investment income	(0.08)	(0.24)	(0.30)	(0.24)	(0.20)	(0.20)
Total dividends and distributions	(0.08)	(0.24)	(0.30)	(0.24)	(0.20)	(0.20)
Net asset value, end of period	$10.34	$10.23	$10.26	$10.15	$10.19	$10.13
Total return	1.91%[3]	2.06%	4.14%	2.03%	2.64%	1.90%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$540	$461	$371	$275	$72	$42
Ratio of expenses to average net assets before reductions	0.48%[4]	0.49%	0.51%	0.50%	0.67%	0.49%
Fee waiver	0.13%[4,5]	0.14%[5]	0.16%[5]	0.15%[5]	0.27%[5]	0.01%[5]
Expense offset arrangement	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.35%[4]	0.35%	0.35%	0.35%	0.40%	0.48%
Ratio of net investment income to average net assets	1.68%[4]	2.32%	2.98%	2.52%	2.05%	1.91%
Portfolio turnover rate	18%[3]	51%	53%	48%	52%	53%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of expenses to average net assets for the six months ended April 30, 2021, the years ended October 31, 2020, 2019, 2018, 2017 and 2016, reflect fees reduced as result of contractual operating expense limitation of the share class. Prior to March 24, 2017, the expense limitation of the share class was 0.48%. Following March 24, 2017, the expense limitation was changed to 0.35%. The agreement is effective for the periods beginning on December 29, 2015 and can be changed at any time at the sole discretion of the Investment Advisor. For the six months ended April 30, 2021 and the years ended October 31, 2020, 2019, 2018, 2017 and 2016, the waived fees were $331,687, $595,975, $538,703, $242,627, $132,560 and $45,079, respectively.

[6]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2021	For the years ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.23	$10.25	$10.15	$10.19	$10.13	$10.14
Income from investment operations:
Net investment income[1]	0.09	0.24	0.31	0.25	0.22	0.22
Net realized and unrealized gain (loss)	0.11	(0.02)	0.10	(0.04)	0.06	(0.01)
Total income from investment operations	0.20	0.22	0.41	0.21	0.28	0.21
Less dividends and distributions:
From net investment income	(0.09)	(0.24)	(0.31)	(0.25)	(0.22)	(0.22)
Total dividends and distributions	(0.09)	(0.24)	(0.31)	(0.25)	(0.22)	(0.22)
Net asset value, end of period	$10.34	$10.23	$10.25	$10.15	$10.19	$10.13
Total return	1.95%[2]	2.24%	4.12%	2.11%	2.77%	2.13%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$9,593	$7,610	$6,769	$6,000	$6,346	$4,737
Ratio of expenses to average net assets before reductions	0.27%[3]	0.27%	0.28%	0.27%	0.28%	0.27%
Expense offset arrangement	0.00%	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets after reductions	0.27%[3]	0.27%	0.28%	0.27%	0.28%	0.27%
Ratio of net investment income to average net assets	1.75%[3]	2.40%	3.04%	2.47%	2.17%	2.21%
Portfolio turnover rate	18%[2]	51%	53%	48%	52%	53%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	25

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operation on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management. As of April 30, 2021, there were seven series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

26

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2021, are listed in the Portfolio of Investments.

For the six months ended April 30, 2021, the average monthly notional amount of open futures contracts was $1,265,433,105. The range of monthly notional amounts was $1,104,203,086 to $1,332,100,072.

FINANCIAL STATEMENTS APRIL 30, 2021	27

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2021

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	$6,826,524	*	Net unrealized appreciation/(depreciation) on investments in securities and futures contracts	$—

Total		$6,826,524			$—

 ____________________

*

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk

Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$5,796,471
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$4,805,599

E.Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore, under SEC Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

28

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

F.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

FINANCIAL STATEMENTS APRIL 30, 2021	29

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $4,065,815 and $72,306,677 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2021.

The tax character of distributions paid during the years ended October 31, 2020 and 2019, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2020:	$176,574,579	$—	$176,574,579	$—	$176,574,579
2019:	194,318,192	—	194,318,192	—	194,318,192

As of October 31, 2020 and 2019, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2020:	$—	$—	$(59,316,057)	$(2,021,635)	$9,546,890	$(51,790,802)
2019:	1,958,944	—	(65,872,821)	(2,175,829)	63,858,242	(2,231,464)

30

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

The Fund had $59,316,057 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2020, of which $6,617,854 and $52,698,203, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2021, the Fund incurred $11,349,712 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage

FINANCIAL STATEMENTS APRIL 30, 2021	31

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N to 0.35%. For the six months ended April 30, 2021, the Investment Adviser waived fees in the amount of $331,687 for Class N.

C.Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2021, Class N shares of the Fund incurred $492,387 in shareholder servicing fees.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2021, the Fund incurred $415,084 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2021 was $2,300. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2021, was $5. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2021, the Fund incurred $57,616 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

32

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

4.Investment Transactions. For the six months ended April 30, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $2,070,427,964 and $1,194,395,066, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	17,405,280	$179,802,944	38,050,699	$388,416,903
Shares issued in connection with reinvestments of dividends	384,252	3,968,215	911,844	9,267,354
Shares redeemed	(10,699,695)	(110,498,944)	(30,058,670)	(304,777,755)
Net increase	7,089,837	$73,272,215	8,903,873	$92,906,502
Class I
Shares sold	326,327,619	$3,370,186,506	369,593,937	$3,771,315,783
Shares issued in connection with reinvestments of dividends	1,204,952	12,441,670	2,741,019	27,859,501
Shares redeemed	(143,798,316)	(1,484,721,245)	(288,332,500)	(2,911,141,217)
Net increase	183,734,255	$1,897,906,931	84,002,456	$888,034,067

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2021 and the year ended October 31, 2020. Specifically:

During the six months ended April 30, 2021, 736,495 shares of Class N were exchanged for 736,513 shares of Class I valued at $7,614,793 and 1,144 shares of Class I were exchanged for 1,144 shares of Class N valued at $11,815.

During the year ended October 31, 2020, 815,626 shares of Class N were exchanged for 816,288 shares of Class I valued at $8,142,838 and 22,929 shares of Class I were exchanged for 22,929 shares of Class N valued at $235,706.

FINANCIAL STATEMENTS APRIL 30, 2021	33

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid securities risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). LIBOR is scheduled to be phased out by the end of 2021. The Fund may invest in private placement securities that are issued pursuant to Regulation S and Rule 144A which have not been registered with the U.S. Securities and Exchange Commission (“SEC”). These securities may be

34

BBH LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

subject to contractual restrictions which prohibit or limit their resale (private placement risk). The unavailability and/ or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2021 through the date the financial statements were issued and determined that there none that would require recognition or additional disclosure in the financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	35

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020 to April 30, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

36

BBH LIMITED DURATION FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Class N
Actual	$1,000	$1,019	$1.75
Hypothetical[2]	$1,000	$1,023	$1.76

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Class I
Actual	$1,000	$1,019	$1.35
Hypothetical[2]	$1,000	$1,023	$1.35

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.27% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS APRIL 30, 2021	37

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2021 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The Investment Company Act of 1940 (“1940 Act”) requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic, on March 25, 2020, the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval of certain agreements (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2020 and on December 9, 2020 to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 9, 2020 meeting, the Board, in reliance on the Exemptive Relief, voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was

38

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December 9, 2020 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2020 and December 9, 2020 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various

FINANCIAL STATEMENTS APRIL 30, 2021	39

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

periods of time as compared to a selection of peer category, noting the Fund’s underperformance in the 1- and 2-year periods and outperformance for the 3-, 4-, 5- and 10-year periods ended September 30, 2020. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s annualized profitability data for the Fund using data as of September 30, 2020, and for each of the prior 10-year periods. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board considered the fee schedule for the Fund,

40

BBH LIMITED DURATION FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

noting the existence of a graduated investment advisory fee. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

FINANCIAL STATEMENTS APRIL 30, 2021	41

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST

April 30, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

42

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENTS APRIL 30, 2021	43

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

44

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

FINANCIAL STATEMENTS APRIL 30, 2021	45

BBH LIMITED DURATION FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

46

BBH LIMITED DURATION FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

FINANCIAL STATEMENTS APRIL 30, 2021	47

BBH LIMITED DURATION FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

48

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2021

BBH Income Fund

BBH INCOME FUND

PORTFOLIO ALLOCATION

April 30, 2021 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$101,906,325	19.0%
Commercial Mortgage Backed Securities	22,102,779	4.1
Corporate Bonds	254,927,790	47.5
Loan Participations and Assignments	85,349,480	15.9
Preferred Stocks	5,413,248	1.0
Residential Mortgage Backed Securities	3,216,543	0.6
U.S. Inflation Linked Debt	19,141,888	3.6
U.S. Treasury Bonds and Notes	37,480,628	7.0
U.S. Treasury Bills	23,449,500	4.4
Liabilities in Excess of Other Assets	(16,539,687)	(3.1)
NET ASSETS	$536,448,494	100.0%

All data as of April 30, 2021. The BBH Income Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (19.0%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1,2	12/20/30	3.199%	$2,635,275
129,731	ACC Trust 2019-1[1]	05/20/22	3.750	130,038
484,361	ACC Trust 2019-2[1]	02/21/23	2.820	487,501
1,885,712	ACC Trust 2020-A1	03/20/23	6.000	1,941,777
1,304,326	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,403,076
484,572	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	490,940
2,860,000	Antares CLO, Ltd. 2020-1A (3-Month USD-LIBOR + 1.900%)[1,3]	10/23/31	2.073	2,873,149
339,567	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	341,119
880,844	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	893,274
1,326,813	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	1,347,678
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,473,336
253,937	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	255,090
86,453	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	86,973
1,087,935	CF Hippolyta LLC 2020-1[1]	07/15/60	2.280	1,109,395
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,769,993
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	2,040,958
1,558,924	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,3]	10/15/31	1.841	1,541,030
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,074,104
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,483,591
355,148	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	357,595
272,621	FCI Funding LLC 2019-1A1	02/18/31	3.630	276,722
1,381,016	FNA LLC 2019-1[2]	12/10/31	3.000	1,386,264
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,131,059
1,955,960	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	1,970,911
195,056	FREED ABS TRUST 2019-2[1]	11/18/26	2.620	195,690
875,470	FREED ABS TRUST 2020-2CP1	06/18/27	4.520	882,144
1,708,903	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,723,124
1,611,544	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,626,477
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1,2	04/20/29	2.773	4,251,899
907,224	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	914,885
2,071,281	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	2,089,836
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	1,077,631
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,466,768
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,149,596

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	3

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$538,807	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956%	$608,993
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	709,020
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,089,254
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,241,629
1,092,667	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,128,401
2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	2,530,400
493,206	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	2.700	481,243
233,957	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	4.000	214,704
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,390,949
330,746	NMEF Funding LLC 2019-A1	08/17/26	2.730	332,545
2,180,000	OnDeck Asset Securitization Trust LLC 2021-1A1	05/17/27	1.590	2,181,741
858,563	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	865,730
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,613,879
2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590	2,684,620
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,088,773
127,699	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	128,142
1,580,000	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,603,241
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,324,004
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,560,716
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,3]	04/20/27	2.438	1,520,802
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,3]	08/20/27	2.282	1,940,078
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,521,402
1,087,552	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	2.750	1,038,021
1,390,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	1,412,256
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	2,101,883
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,243,988
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,583,013
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	2,041,195
2,181,683	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,323,872
579,677	SWC Funding LLC 2018-1A1,2	08/15/33	4.750	574,994
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,416,383
1,786,778	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,820,617

The accompanying notes are an integral part of these financial statements.

4

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730%	$1,415,099
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,416,644
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,555,748
3,300,000	WRG Debt Funding IV LLC 2020-1[1,2]	07/15/28	6.535	3,323,448
	Total Asset Backed Securities (Cost $100,322,642)			101,906,325
	COMMERCIAL MORTGAGE BACKED SECURITIES (4.1%)
2,190,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1,3]	02/16/37	1.016	2,187,372
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month USD-LIBOR + 2.550%)[1,3]	03/15/37	2.666	1,254,561
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	4.115	133,624
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,3]	11/15/31	4.115	589,492
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	4.865	1,073,281
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,3]	07/15/30	1.865	587,939
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	958,318
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.941	3,527,210
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	814,303
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.053	132,827
1,804,645	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,3]	06/15/36	1.216	1,804,645
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,3]	05/15/36	1.515	2,986,649
890,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.600%)[1,3]	07/15/38	1.715	889,208
1,983,106	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,3]	11/15/37	1.246	1,982,516
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	302,339
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,3]	02/15/37	1.455	2,878,495
	Total Commercial Mortgage Backed Securities (Cost $22,880,227)			22,102,779
	CORPORATE BONDS (47.5%)
	AEROSPACE/DEFENSE (2.1%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,371,250
3,250,000	Boeing Co.	05/01/23	4.508	3,470,601

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	5

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	AEROSPACE/DEFENSE (continued)
$2,700,000	Boeing Co.	02/01/28	3.250%	$2,822,258
2,280,000	Embraer Netherlands Finance BV	02/01/27	5.400	2,397,363
				11,061,472
	AIRLINES (0.6%)
1,990,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.[1]	04/20/26	5.500	2,089,500
880,000	Delta Air Lines, Inc./ SkyMiles IP, Ltd.[1]	10/20/28	4.750	966,348
				3,055,848
	AUTO MANUFACTURERS (0.6%)
3,080,000	Ford Motor Credit Co. LLC	11/13/25	3.375	3,151,179
	BANKS (3.8%)
1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	1,245,734
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,244,280
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,470,334
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	2,048,718
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	1,151,780
2,020,000	JPMorgan Chase & Co. (SOFR + 1.585%)[3]	03/13/26	2.005	2,083,820
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,627,080
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,455,638
1,410,000	Morgan Stanley (SOFR + 1.990%)[3]	04/28/26	2.188	1,466,113
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	515,178
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	830,856
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,289,954
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,199,451
				20,628,936
	BEVERAGES (0.3%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,654,456
	BIOTECHNOLOGY (0.3%)
1,395,000	Amgen, Inc.	02/21/27	2.200	1,446,347
	BUILDING MATERIALS (0.7%)
2,400,000	Builders FirstSource, Inc.[1]	06/01/27	6.750	2,580,960
1,175,000	James Hardie International Finance DAC[1]	01/15/28	5.000	1,245,500
				3,826,460
	CHEMICALS (0.1%)
640,000	Olin Corp.	08/01/29	5.625	692,928

The accompanying notes are an integral part of these financial statements.

6

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COMMERCIAL SERVICES (0.7%)
$3,755,000	Block Financial LLC	08/15/30	3.875%	$3,991,645
	DIVERSIFIED FINANCIAL SERVICES (5.7%)
1,080,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	1,163,130
1,280,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	1,425,554
2,530,000	Air Lease Corp.	01/15/22	3.500	2,582,960
3,055,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	3,136,110
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,618,564
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,843,037
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	1,035,537
2,475,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,701,051
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,596,024
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	866,250
1,400,000	Credit Acceptance Corp.	03/15/26	6.625	1,478,680
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,559,312
2,665,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.[1]	12/15/22	6.375	2,702,257
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,674,952
				30,383,418
	ELECTRIC (2.7%)
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375	5,240,097
2,800,000	Electricite de France S.A.[1]	09/21/28	4.500	3,239,746
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,255,087
1,060,000	PacifiCorp	04/01/24	3.600	1,143,847
2,500,000	Vistra Operations Co. LLC[1]	07/31/27	5.000	2,590,075
				14,468,852
	HEALTHCARE-SERVICES (4.0%)
1,280,000	Advocate Health & Hospitals Corp.	06/15/50	3.008	1,255,188
1,930,000	Ascension Health	11/15/29	2.532	1,997,588
825,000	Centene Corp.	12/15/27	4.250	864,691
1,750,000	Franciscan Missionaries of Our Lady Health System, Inc.	07/01/49	3.914	1,929,669
6,675,000	MEDNAX, Inc.[1]	01/15/27	6.250	7,075,500
1,130,000	Mercy Health	07/01/28	4.302	1,296,887
2,085,000	Orlando Health Obligated Group	10/01/50	3.327	2,123,612
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	2,523,649
2,490,000	Sutter Health	08/15/30	2.294	2,469,355
				21,536,139

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	7

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (8.3%)
$4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500%	$4,730,991
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	3,024,000
967,000	Athene Global Funding[1]	01/25/22	4.000	991,868
2,035,000	Athene Global Funding[1]	06/29/25	2.550	2,124,119
4,295,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	4,465,511
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,688,000
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,564,185
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,430,943
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,791,802
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,267,336
2,880,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	2,961,426
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	3,036,541
3,770,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,260,100
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	2,492,390
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,747,544
				44,576,756
	INVESTMENT COMPANIES (8.6%)
1,680,000	BlackRock TCP Capital Corp.	08/23/24	3.900	1,789,398
2,295,000	Blackstone Secured Lending Fund[1]	07/14/23	3.650	2,401,502
200,000	Business Development Corp. of America[1]	12/30/22	4.750	199,980
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	2,964,165
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,630,063
1,635,000	CION Investment Corp.[2]	02/11/26	4.500	1,628,865
4,545,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	4,505,231
1,145,000	FS KKR Capital Corp.	07/15/24	4.625	1,226,651
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,436,566
3,450,000	FS KKR Capital Corp. II1	02/14/25	4.250	3,563,511
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,458,150
3,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	3,728,058
3,465,000	Main Street Capital Corp.	05/01/24	5.200	3,755,740
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,139,228
610,000	Owl Rock Capital Corp.	03/30/25	4.000	649,178

The accompanying notes are an integral part of these financial statements.

8

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625%	$1,518,280
3,495,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	3,975,101
1,105,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	1,203,396
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,555,687
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,844,923
				46,173,673
	OIL & GAS (3.0%)
2,010,000	Apache Corp.	11/15/25	4.625	2,123,062
2,280,000	Equinor ASA	04/06/25	2.875	2,445,489
860,000	Equinor ASA	05/22/30	2.375	869,776
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	2,856,187
5,000,000	Occidental Petroleum Corp.	08/15/24	2.900	4,987,500
2,315,000	Ovintiv Exploration, Inc.	07/01/24	5.625	2,582,210
				15,864,224
	PHARMACEUTICALS (0.5%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,852,884
455,000	AbbVie, Inc.	05/14/35	4.500	533,545
450,000	AbbVie, Inc.	05/14/36	4.300	515,742
				2,902,171
	PIPELINES (2.4%)
1,730,000	Enable Midstream Partners LP	09/15/29	4.150	1,843,430
1,545,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		6.250	1,309,388
1,995,000	Energy Transfer LP	02/01/22	5.200	2,039,938
2,230,000	EnLink Midstream LLC[1]	01/15/28	5.625	2,305,262
2,230,000	EnLink Midstream Partners LP	06/01/25	4.150	2,249,245
1,805,000	Harvest Midstream I LP1	09/01/28	7.500	1,944,887
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,185,937
				12,878,087
	PRIVATE EQUITY (0.4%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	2,163,088
	REAL ESTATE INVESTMENT TRUSTS (1.6%)
1,275,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	07/15/24	5.250	1,317,942
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,208,000
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,471,993

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	9

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	REAL ESTATE INVESTMENT TRUSTS (continued)
$1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625%	$2,117,315
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,424,086
				8,539,336
	RETAIL (0.7%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,538,420
	SEMICONDUCTORS (0.4%)
2,100,000	ams AG1	07/31/25	7.000	2,236,500
	TELECOMMUNICATIONS (0.0%)
156,875	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	157,855
	Total Corporate Bonds (Cost $241,042,220)			254,927,790
	LOAN PARTICIPATIONS AND ASSIGNMENTS (15.9%)
5,110,000	AAdvantage Loyalty IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	5.500	5,250,525
2,560,000	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[3]	04/14/28	4.750	2,558,413
3,073,460	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[3]	02/10/27	5.703	3,065,777
1,630,202	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[3]	05/27/22	5.500	1,630,202
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	2.500	1,173,000
1,970,898	Axalta Coating Systems Dutch Holding B BV Term B3 (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	1.953	1,957,358
3,141,029	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[3]	10/31/24	4.500	3,072,052
1,400,877	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	2.359	1,394,629
2,192,859	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	3.363	2,168,738
3,910,000	Connect Finco S.a r.l. (3-Month USD-LIBOR + 3.500%)[3]	12/11/26	4.500	3,896,980
2,850,000	DaVita Inc. Term A (1-Month USD-LIBOR + 1.500%)[3]	08/12/24	1.613	2,829,822
1,896,971	Dell International LLC Term B2 (1-Month USD-LIBOR + 1.750%)[3]	09/19/25	2.000	1,894,770
2,500,000	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	1.953	2,495,975
4,081,178	Eastern Power LLC (TPF II LC LLC) (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	4.750	3,757,581

The accompanying notes are an integral part of these financial statements.

10

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,486,926	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	1.865%	$2,450,965
1,676,896	Greatbatch, Ltd. Term B (1-Month USD-LIBOR + 2.500%)[3]	10/27/22	3.500	1,677,315
684,290	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[3]	03/13/25	1.863	684,077
4,352,192	ICH US Intermediate Holdings II, Inc. (1-Month USD-LIBOR + 5.750%)[3]	12/24/26	6.750	4,348,100
5,073,395	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.750%)[3]	03/02/23	5.750	5,067,053
2,870,000	Jazz Pharmaceuticals, Inc. (3-Month USD-LIBOR + 3.500%)[3]	04/21/28	4.000	2,875,970
3,121,875	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	2.113	3,092,998
2,715,694	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[3]	10/01/25	3.452	2,670,424
5,125,000	OCM System One Buyer CTB LLC (3-Month USD-LIBOR + 4.500%)[3]	03/02/28	5.250	5,144,219
2,785,000	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	04/08/28	3.500	2,776,868
1,154,777	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[3]	02/11/27	1.863	1,151,890
2,110,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	4.750	2,214,719
508,015	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.863	501,716
376,759	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.863	372,087
721,129	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.863	712,598
1,339,559	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 5.250%)[3]	03/06/26	5.363	1,334,161
1,380,413	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[3]	08/13/26	3.863	1,375,236
3,790,000	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[3]	04/21/28	4.500	3,831,955
1,829,595	Vistra Operations Company LLC (fka Tex Operations Company LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	1.864	1,812,452
2,925,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	1.863	2,895,750
1,215,000	Zebra Buyer LLC (3-Month USD-LIBOR + 3.250%)[3]	04/21/28	3.750	1,213,105
	Total Loan Participations and Assignments (Cost $85,557,291)			85,349,480

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	11

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	PREFERRED STOCKS (1.0%)
$93,600	Horizon Technology Finance Corp.	03/30/26	4.875%	$2,403,648
114,000	Trinity Capital, Inc.[1]	01/16/25	7.000	3,009,600
	Total Preferred Stocks (Cost $5,190,000)			5,413,248
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.6%)
834,441	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	868,287
1,456,856	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	1,490,507
859,686	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	857,749
	Total Residential Mortgage Backed Securities (Cost $3,141,483)			3,216,543
	U.S. INFLATION LINKED DEBT (3.6%)
1,961,926	U.S. Treasury Inflation Indexed Bond	02/15/43	0.625	2,250,339
3,652,181	U.S. Treasury Inflation Indexed Bond	02/15/50	0.250	3,892,950
5,624,802	U.S. Treasury Inflation Indexed Note	01/15/29	0.875	6,528,798
5,809,500	U.S. Treasury Inflation Indexed Note	07/15/29	0.250	6,469,801
	Total U.S. Inflation Linked Debt (Cost $18,555,509)			19,141,888
	U.S. TREASURY BONDS AND NOTES (7.0%)
13,900,000	U.S. Treasury Bond	08/15/40	3.875	17,839,781
2,050,000	U.S. Treasury Bond	08/15/46	2.250	2,035,666
2,880,000	U.S. Treasury Bond	08/15/50	1.375	2,308,950
700,000	U.S. Treasury Note[6]	02/15/23	2.000	723,133
1,200,000	U.S. Treasury Note[6]	10/31/23	1.625	1,241,109
300,000	U.S. Treasury Note[6]	08/15/26	1.500	308,848
10,100,000	U.S. Treasury Note	02/29/28	1.125	9,999,000
3,300,000	U.S. Treasury Note	08/15/30	0.625	3,024,141
	Total U.S. Treasury Bonds and Notes (Cost $38,485,307)			37,480,628

The accompanying notes are an integral part of these financial statements.

12

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (4.4%)
$6,600,000	U.S. Treasury Bill[7]	06/08/21	0.000%	$6,599,936
6,000,000	U.S. Treasury Bill[7]	06/22/21	0.000	5,999,957
10,850,000	U.S. Treasury Bill[7]	07/29/21	0.000	10,849,607
	Total U.S. Treasury Bills (Cost $23,449,722)			23,449,500

TOTAL INVESTMENTS (Cost $538,624,401)[8]	103.1%	$552,988,181
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)%	(16,539,687)
NET ASSETS	100.0%	$536,448,494
_______________________
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2021 was $225,124,711 or 42.0% of net assets.

[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2021 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	Security issued with zero coupon. Income is recognized through accretion of discount.
[8]

The aggregate cost for federal income tax purposes is $538,624,401, the aggregate gross unrealized appreciation is $17,657,798 and the aggregate gross unrealized depreciation is $4,163,791, resulting in net unrealized appreciation of $13,494,007.

Abbreviations:
CMT – Constant Maturity Treasury.
LIBOR – London Interbank Offered Rate.
SOFR – Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	13

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2021:

	Number of	Expiration	Notional	Market	Unrealized Gain /
Description	Contracts	Date	Amount	Value	(Loss)
Contracts to Buy:
U.S. Long Bond	151	June 2021	$24,183,594	$23,744,750	$(438,844)
U.S. Treasury 2-Year Notes	40	June 2021	8,836,875	8,830,312	(6,563)
U.S. Treasury 5-Year Notes	105	June 2021	12,997,617	13,013,438	15,821
U.S. Treasury 10-Year Notes	15	June 2021	1,968,750	1,980,469	11,719
U.S. Ultra 10-Year Notes	131	June 2021	19,066,047	19,066,641	594
U.S. Ultra Bond	117	June 2021	22,203,531	21,751,031	(452,500)
Net Unrealized (Loss) on Open Futures Contracts					$(869,773)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

14

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	15

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2021
Asset Backed Securities	$—	$89,734,445	$12,171,880	$101,906,325
Commercial Mortgage Backed Securities	—	20,895,874	1,206,905	22,102,779
Corporate Bonds	—	253,298,925	1,628,865	254,927,790
Loan Participations and Assignments	—	85,349,480	—	85,349,480
Preferred Stocks	—	5,413,248	—	5,413,248
Residential Mortgage Backed Securities	—	3,216,543	—	3,216,543
U.S. Inflation Linked Debt	—	19,141,888	—	19,141,888
U.S. Treasury Bonds and Notes	—	37,480,628	—	37,480,628
U.S. Treasury Bills	—	23,449,500	—	23,449,500
Total Investment, at value	$—	$537,980,531	$15,007,650	$552,988,181
Other Financial Instruments, at value
Financial Futures Contracts	$(869,773)	$—	$—	$(869,773)
Other Financial Instruments, at value	$(869,773)	$—	$—	$(869,773)

The accompanying notes are an integral part of these financial statements.

16

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2021:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2020	$5,694,790	$1,081,308	$—	$6,776,098
Purchases	6,910,000	—	1,635,000	8,545,000
Sales / Paydowns	(433,975)	—	—	(433,975)
Realized gains (losses)	26	—	—	26
Change in unrealized appreciation (depreciation)	283	124,724	(6,135)	118,872
Amortization	756	873	—	1,629
Transfers from Level 3	—	—	—	—
Transfers to Level 3	—	—	—	—
Balance as of April 30, 2021	$12,171,880	$1,206,905	$1,628,865	$15,007,650

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	17

BBH INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (unaudited)

ASSETS:
Investments in securities, at value (Cost $538,624,401)	$552,988,181
Cash	72,188
Receivables for:
Interest	3,453,412
Investments sold	1,248,072
Shares sold	741,700
Futures variation margin on open contracts	67,179
Total Assets	558,570,732
LIABILITIES:
Payables for:
Investments purchased	21,554,477
Shares redeemed	229,009
Investment advisory and administrative fees	171,006
Dividends declared	81,290
Professional fees	45,004
Custody and fund accounting fees	21,659
Transfer agent fees	5,290
Board of Trustees' fees	1,535
Accrued expenses and other liabilities	12,968
Total Liabilities	22,122,238
NET ASSETS	$536,448,494
Net Assets Consist of:
Paid-in capital	$527,121,762
Retained earnings	9,326,732
Net Assets	$536,448,494
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($536,448,494 ÷ 51,537,229 shares outstanding)	$10.41

The accompanying notes are an integral part of these financial statements.

18

BBH INCOME FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2021 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends	$99,750
Interest income	9,216,800
Other income	72,694
Total Income	9,389,244
Expenses:
Investment advisory and administrative fees	990,093
Custody and fund accounting fees	45,856
Professional fees	41,778
Board of Trustees' fees	30,830
Transfer agent fees	16,205
Miscellaneous expenses	35,196
Total Expenses	1,159,958
Net Investment Income	8,229,286
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	55,696
Net realized loss on futures contracts	(5,580,901)
Net realized loss on investments in securities and futures contracts	(5,525,205)
Net change in unrealized appreciation/(depreciation) on investments in securities	7,315,201
Net change in unrealized appreciation/(depreciation) on futures contracts	490,975
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	7,806,176
Net Realized and Unrealized Gain	2,280,971
Net Increase in Net Assets Resulting from Operations	$10,510,257

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	19

BBH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$8,229,286	$14,298,266
Net realized gain (loss) on investments in securities and futures contracts	(5,525,205)	20,454,049
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	7,806,176	(1,313,986)
Net increase in net assets resulting from operations	10,510,257	33,438,329
Dividends and distributions declared:
Class I	(27,627,331)	(26,351,493)
Share transactions:
Proceeds from sales of shares	99,355,789	119,485,340
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	1,897,837	1,898,492
Proceeds from short-term redemption fees	—	4,617
Cost of shares redeemed	(15,571,943)	(66,597,003)
Net increase in net assets resulting from share transactions	85,681,683	54,791,446
Total increase in net assets	68,564,609	61,878,282
NET ASSETS:
Beginning of period	467,883,885	406,005,603
End of period	$536,448,494	$467,883,885

The accompanying notes are an integral part of these financial statements.

20

BBH INCOME FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2021	For the years ended October 31,		For the period from June 27, 2018 (commencement of operations) to
	(unaudited)	2020	2019	October 31, 2018
Net asset value, beginning of period	$10.77	$10.61	$9.83	$10.00
Income from investment operations:
Net investment income[1]	0.17	0.34	0.36	0.10
Net realized and unrealized gain (loss)	0.08	0.46	0.78	(0.17)
Total income (loss) from investment operations	0.25	0.80	1.14	(0.07)
Less dividends and distributions:
From net investment income	(0.17)	(0.34)	(0.36)	(0.10)
From net realized gains	(0.44)	(0.30)	—	—
Total dividends and distributions	(0.61)	(0.64)	(0.36)	(0.10)
Short-term redemptions fees[1]	—	0.00 [2]	0.00 [2]	—
Net asset value, end of period	$10.41	$10.77	$10.61	$9.83
Total return	2.26%[3]	7.87%	11.76%	(0.75)%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$536	$468	$406	$147
Ratio of expenses to average net assets before reductions	0.47%[4]	0.48%	0.52%	0.67%[5]
Fee waiver	—%[6]	—%[6]	0.02%[6]	0.17%[5,6]
Ratio of expenses to average net assets after reductions	0.47%[4]	0.48%	0.50%	0.50%[5]
Ratio of net investment income to average net assets	3.32%[4]	3.24%	3.49%	3.12%[5]
Portfolio turnover rate	35%[3]	116%	77%	94%[3]
_________________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the six months ended April 30, 2021, the years ended October 31, 2020, 2019, and the period ended October 31, 2018 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 0.50%. The agreement is effective through March 1, 2022 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2021, the years ended October 31, 2020, 2019 and the period from June 27, 2018 to October 31, 2018, the waived fees were $-, $-, $55,757 and $94,185, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	21

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I.  As of April 30, 2021, Class N shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2021, there were seven series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange of which it is traded.

 Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

22

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

 Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2021, are listed in the Portfolio of Investments.

For the six months ended April 30, 2021, the average monthly notional amount of open futures contracts was $91,297,359. The range of monthly notional amounts was $84,977,448 to $100,744,352.

FINANCIAL STATEMENTS APRIL 30, 2021	23

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2021

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$28,134	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(897,907	)*

Total		$28,134			$(897,907)

 ____________

*

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk
Net Realized Loss on Derivatives
Futures Contracts	$(5,580,901)
Net Change in Unrealized Appreciation/(Depreciation) on
Derivatives Futures Contracts	$490,975

E.Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

24

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

F.Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit

FINANCIAL STATEMENTS APRIL 30, 2021	25

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for all open tax periods since June 27, 2018 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $27,627,331 to Class I shareholders during the six months ended April 30, 2021. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2020 and 2019, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2020:	$22,866,799	$3,484,694	$26,351,493	$—	$26,351,493
2019:	10,503,452	—	10,503,452	—	10,503,452

As of October 31, 2020 and 2019, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2020:	$13,177,330	$6,525,346	$—	$1,053,299	$5,687,831	$26,443,806
2019:	8,805,637	3,483,486	—	1,374,109	7,001,817	20,665,049

26

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

The Fund did not have a net capital loss carryforwards as of October 31, 2020.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum. For the six months ended April 30, 2021, the Fund incurred $990,093 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term

FINANCIAL STATEMENTS APRIL 30, 2021	27

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2021, the Investment Adviser waived fees in the amount of $0 for Class I.

C.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2021, the Fund incurred $45,856 in custody and fund accounting fees. The Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2021 was $6,091. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2021, was $47. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2021, the Fund incurred $30,830 in independent Trustee compensation and expense reimbursements.

E.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $237,541,803 and $170,248,982, respectively.

28

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended		For the year ended
	April 30, 2021 (unaudited)		October 31, 2020
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	9,408,823	$99,355,789	11,360,524	$119,485,340
Shares issued in connection with reinvestments of dividends	179,218	1,897,837	182,738	1,898,492
Proceeds from short-term redemption fees	N/A	—	N/A	4,617
Shares redeemed	(1,479,846)	(15,571,943)	(6,380,176)	(66,597,003)
Net increase	8,108,195	$85,681,683	5,163,086	$54,791,446

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and

FINANCIAL STATEMENTS APRIL 30, 2021	29

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S and Rule 144A which have not been registered with the U.S. Securities and Exchange Commission ("SEC"). These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). LIBOR is scheduled to be phased out by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

30

BBH INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2021 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	31

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020, to April 30, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

BBH INCOME FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Class I
Actual	$1,000	$1,023	$2.36
Hypothetical[2]	$1,000	$1,022	$2.36

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.47% for Class I shares, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS APRIL 30, 2021	33

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2021 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The Investment Company Act of 1940 (“1940 Act”) requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic, on March 25, 2020, the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval of certain agreements (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2020 and December 9, 2020 to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 9, 2020 meeting, the Board, in reliance on the Exemptive Relief, voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the

34

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December 9, 2020 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2020 and December 9, 2020 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1- and 2-year period ended September 30, 2020 as compared to a its peer category, noting the Fund’s outperformance during the periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well

FINANCIAL STATEMENTS APRIL 30, 2021	35

BBH INCOME FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s annualized profitability data for the Fund using data as of September 30, 2020, and for each of the prior 2-year periods. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

36

BBH INCOME FUND

CONFLICTS OF INTEREST

April 30, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

FINANCIAL STATEMENTS APRIL 30, 2021	37

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

38

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

FINANCIAL STATEMENTS APRIL 30, 2021	39

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

40

BBH INCOME FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

FINANCIAL STATEMENTS APRIL 30, 2021	41

BBH INCOME FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

42

BBH INCOME FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

FINANCIAL STATEMENTS APRIL 30, 2021	43

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2021

BBH Select Series — Large Cap Fund

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO ALLOCATION

April 30, 2021 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$46,319,524	9.4%
Communications	77,561,423	15.8
Consumer Cyclical	67,649,955	13.8
Consumer Non-Cyclical	133,620,383	27.2
Financials	94,566,566	19.3
Industrials	36,034,002	7.3
Technology	25,238,621	5.1
Cash and Other Assets in Excess of Liabilities	10,398,016	2.1
NET ASSETS	$491,388,490	100.0%

All data as of April 30, 2021. The BBH Select Series—Large Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (unaudited)

Shares		Value
	COMMON STOCK (97.9%)
	BASIC MATERIALS (9.4%)
84,511	Celanese Corp. (Series A)	$13,238,648
76,451	Linde, Plc. (Ireland)	21,852,754
40,998	Sherwin-Williams Co.	11,228,122
	Total Basic Materials	46,319,524

	COMMUNICATIONS (15.8%)
16,046	Alphabet, Inc. (Class C)[1]	38,672,786
6,254	Amazon.com, Inc.[1]	21,685,245
3,829	Booking Holdings, Inc.[1]	9,442,620
138,215	Comcast Corp. (Class A)	7,760,772
	Total Communications	77,561,423

	CONSUMER CYCLICAL (13.8%)
155,071	Copart, Inc.[1]	19,307,890
37,789	Costco Wholesale Corp.	14,060,909
45,835	Dollar General Corp.	9,843,066
93,769	NIKE, Inc. (Class B)	12,435,645
104,834	Starbucks Corp.	12,002,445
	Total Consumer Cyclical	67,649,955

	CONSUMER NON-CYCLICAL (27.2%)
111,411	Abbott Laboratories	13,378,233
247,996	Alcon, Inc. (Switzerland)[1]	18,706,338
137,064	Baxter International, Inc.	11,745,014
170,990	Brown-Forman Corp. (Class B)	13,043,117
129,536	Colgate-Palmolive Co.	10,453,555
70,769	Diageo, Plc. ADR (United Kingdom)	12,692,420
69,196	Nestle S.A. ADR (Switzerland)	8,270,998
30,748	S&P Global, Inc.	12,003,712
25,713	Thermo Fisher Scientific, Inc.	12,091,024
122,730	Zoetis, Inc. (Class A)	21,235,972
	Total Consumer Non-Cyclical	133,620,383

	FINANCIALS (19.3%)
156,077	Arthur J Gallagher & Co.	22,623,360
71	Berkshire Hathaway, Inc. (Class A)[1]	29,287,500
55,983	Mastercard, Inc. (Class A)	21,388,865

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	3

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (continued)
118,598	Progressive Corp.	$11,947,563
39,901	Visa, Inc. (Class A)	9,319,278
	Total Financials	94,566,566
	INDUSTRIALS (7.3%)
199,835	AO Smith Corp.	13,538,821
141,448	Graco, Inc.	10,863,206
84,308	Waste Management, Inc.	11,631,975
	Total Industrials	36,034,002

	TECHNOLOGY (5.1%)
23,292	KLA Corp.	7,345,132
236,093	Oracle Corp.	17,893,489
	Total Technology	25,238,621
	Total Common Stock (Cost $360,330,633)	480,990,474

TOTAL INVESTMENTS (Cost $360,330,633)[2]	97.9%	$480,990,474
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.1%	10,398,016
NET ASSETS	100.00%	$491,388,490

____________

[1] Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $360,330,633, the aggregate gross unrealized appreciation is $120,952,102 and the aggregate gross unrealized depreciation is $292,261, resulting in net unrealized appreciation of $120,659,841.

Abbreviation:
ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	5

BBH SELECT SERIES – LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2021
Common Stock:
Basic Materials	$46,319,524	$—	$—	$46,319,524
Communications	77,561,423	—	—	77,561,423
Consumer Cyclical	67,649,955	—	—	67,649,955
Consumer Non-Cyclical	133,620,383	—	—	133,620,383
Financials	94,566,566	—	—	94,566,566
Industrials	36,034,002	—	—	36,034,002
Technology	25,238,621	—	—	25,238,621
Investments, at value	$480,990,474	$—	$—	$480,990,474

The accompanying notes are an integral part of these financial statements.

6

BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (unaudited)

ASSETS:
Investments in securities, at value (Cost $360,330,633)	$480,990,474
Cash	10,186,981
Receivables for:
Dividends	531,489
Interest	39,762
Shares sold	13,136
Prepaid assets	4,441
Total Assets	491,766,283
LIABILITIES:
Payables for:
Investment advisory and administrative fees	256,172
Shares redeemed	59,660
Professional fees	31,921
Custody and fund accounting fees	5,454
Transfer agent fees	4,871
Board of Trustees' fees	1,489
Distribution fees	342
Accrued expenses and other liabilities	17,884
Total Liabilities	377,793
NET ASSETS	$491,388,490
Net Assets Consist of:
Paid-in capital	$374,468,505
Retained earnings	116,919,985
Net Assets	$491,388,490

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($489,751,937 ÷ 38,132,498 shares outstanding)	$12.84
RETAIL CLASS SHARES
($1,636,553 ÷ 128,433 shares outstanding)	$12.74

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	7

BBH SELECT SERIES – LARGE CAP FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2021

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $31,821)	$2,653,417
Interest income	56,794
Other income	23
Total Income	2,710,234
Expenses:
Investment advisory and administrative fees	1,425,435
Board of Trustees' fees	30,689
Professional fees	29,895
Transfer agent fees	17,741
Custody and fund accounting fees	13,251
Distribution fees	2,080
Miscellaneous expenses	36,592
Total Expenses	1,555,683
Investment advisory and administrative fee waiver	(12,038)
Net Expenses	1,543,645
Net Investment Income	1,166,589
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	4,996,820
Net change in unrealized appreciation/(depreciation) on investments in securities	92,119,632
Net Realized and Unrealized Gain	97,116,452
Net Increase in Net Assets Resulting from Operations	$98,283,041

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES – LARGE CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$1,166,589	$1,354,299
Net realized gain (loss) on investments in securities	4,996,820	(9,767,949)
Net change in unrealized appreciation/(depreciation) on investments in securities	92,119,632	22,620,092
Net increase in net assets resulting from operations	98,283,041	14,206,442
Dividends and distributions declared:
Class I	(1,483,494)	(170,101)
Retail Class	(5,835)	–
Total dividends and distributions declared	(1,489,329)	(170,101)
Share transactions:
Proceeds from sales of shares	43,310,231	106,103,818
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	296,987	30,580
Proceeds from short-term redemption fees	–	2,937
Cost of shares redeemed	(37,878,999)	(130,069,475)
Net increase/(decrease) in net assets resulting from share transactions	5,728,219	(23,932,140)
Total increase/(decrease) in net assets	102,521,931	(9,895,799)
NET ASSETS:
Beginning of period	388,866,559	398,762,358
End of period	$491,388,490	$388,866,559

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	9

BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the period from September 9, 2019 (commencement of operations) to October 31, 2019
Net asset value, beginning of period	$10.30	$10.12	$10.00
Income from investment operations:
Net investment income[1]	0.03	0.03	0.01
Net realized and unrealized gain	2.55	0.15	0.11
Total income from investment operations	2.58	0.18	0.12
Less dividends and distributions:
From investment income	(0.04)	0.00 [2]	–
Total dividends and distributions	(0.04)	0.00 [2]	–
Short-term redemption fees[1]	–	0.00 [2]	–
Net asset value, end of period	$12.84	$10.30	$10.12
Total return	25.09%[3]	1.82%	1.20%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$490	$387	$397
Ratio of expenses to average net assets before reductions	0.70%[4]	0.74%	0.75%[5]
Fee waiver	–%[6]	–%[6]	0.01%[5,6]
Ratio of expenses to average net assets after reductions	0.70%[4]	0.74%	0.74%[5]
Ratio of net investment income to average net assets	0.53%[4]	0.34%	0.52%[5]
Portfolio turnover rate	16%[3]	38%	0%[3]
____________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the six months April 30, 2021, the year ended October 31, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.80%. The Agreement is effective through March 1, 2022 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2021, the year ended October 31, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $0, $0 and $27,976, respectively.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES – LARGE CAP FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020	For the period from September 9, 2019 (commencement of operations) to October 31, 2019
Net asset value, beginning of period	$10.24	$10.09	$10.00
Income from investment operations:
Net investment income[1]	0.01	0.00 [2]	0.01
Net realized and unrealized gain	2.53	0.15	0.08
Total income from investment operations	2.54	0.15	0.09
Less dividends and distributions:
From investment income	(0.04)	–	–
Total dividends and distributions	(0.04)	–	–
Short-term redemption fees[1]	–	–	0.00 [2]
Net asset value, end of period	$12.74	$10.24	$10.09
Total return	24.85%[3]	1.49%	0.90%[3]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$2	$2	$2
Ratio of expenses to average net assets before reductions	2.50%[4]	3.48%	5.79%[5]
Fee waiver	1.45%[6]	2.43%[6]	4.74%[5,6]
Ratio of expenses to average net assets after reductions	1.05%[4]	1.05%	1.05%[5]
Ratio of net investment income to average net assets	0.16%[4]	0.03%	0.46%[5]
Portfolio turnover rate	16%[3]	38%	0%[3]
____________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees, legal fees and registration fees.
[6]

The ratio of expenses to average net assets for the six months April 30, 2021, the year ended October 31, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.05%. The Agreement is effective through March 1, 2022 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2021, the year ended October 31, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $12,038, $47,750 and $8,357, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	11

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (unaudited)

1.Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on September 9, 2019 and offers two share classes, Class I and Retail Class. Neither Class I shares nor Retail Class shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide investors with long-term growth of capital. As of April 30, 2021, there were seven series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust

12

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $1,483,494 and $5,835 to Class I shares and Retail Class shareholders, respectively, during the six months ended April 30, 2021.

FINANCIAL STATEMENTS APRIL 30, 2021	13

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

The tax character of distributions paid during the years ended October 31, 2020 and 2019, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2020:	$170,101	$—	$170,101	$—	$170,101
2019:	—	—	—	—	—

As of October 31, 2020 and 2019, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2020:	$1,354,013	$—	$(9,767,949)	$—	$28,540,209	$20,126,273
2019:	169,815	—	—	—	5,920,117	6,089,932

The Fund had $9,767,949 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2020, of which $9,767,949 and $0, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

14

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

3.Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2021, the Fund incurred $1,425,435 under the Agreement.

B.Investment Advisory and Administrative Fee Waivers. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class I and Retail Class to 0.80%. The agreement will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2021, the Investment Adviser waived fees in the amount of $0 and $12,038 for Class I and Retail Class, respectively.

C.Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be no greater than 1.05% of the average daily net assets. For the six months ended April 30, 2021, Retail Class shares of the Fund incurred $2,080 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2021, the Fund incurred $13,251 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest

FINANCIAL STATEMENTS APRIL 30, 2021	15

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

earned by the Fund for the six months ended April 30, 2021 was $56,794. This amount is included in “interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2021, was $53. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2021, the Fund incurred $30,689 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $68,904,798 and $70,203,735, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Transactions in Class I and Retail Class shares were as follows:

	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	3,699,111	$43,211,495	11,524,670	$105,474,945
Shares issued in connection with reinvestments of dividends	25,428	291,152	2,943	30,580
Proceeds from short-term redemption fees	N/A	N/A	N/A	2,937
Shares redeemed	(3,142,175)	(36,828,475)	(13,218,054)	(129,851,574)
Net increase	582,364	$6,674,172	(1,690,441)	$(24,343,112)
Retail Class
Shares sold	8,642	$98,736	63,876	$628,873
Shares issued in connection with reinvestments of dividends	513	5,835	—	—
Shares redeemed	(92,559)	(1,050,524)	(21,650)	(217,901)
Net increase	(83,404)	$(945,953)	42,226	$410,972

16

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2021. Specifically:

During the six months ended April 30, 2021, 357 shares of Retail Class were exchanged for 354 shares of Class I valued at $4,518.

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (foreign investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

FINANCIAL STATEMENTS APRIL 30, 2021	17

BBH SELECT SERIES – LARGE CAP FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

7.Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2021 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

18

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENTS APRIL 30, 2021	19

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Class I
Actual	$1,000	$1,251	$3.91
Hypothetical[2]	$1,000	$1,021	$3.51

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Retail Class
Actual	$1,000	$1,249	$5.85
Hypothetical[2]	$1,000	$1,020	$5.26

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.70% and 1.05% for Class I and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

20

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2021 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The Investment Company Act of 1940 (“1940 Act”) requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic, on March 25, 2020, the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval of certain agreements (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2020 and on December 9, 2020 to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 9, 2020 meeting, the Board, in reliance on the Exemptive Relief, voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the

FINANCIAL STATEMENTS APRIL 30, 2021	21

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December 9, 2020 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2020 and December 9, 2020 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered the investment performance for the Fund over the 1-year period as compared to a selection of peer category, noting the Fund’s underperformance for the 1-year period ended September 30, 2020. In evaluating the performance of the Fund, the Board considered the risk expectations

22

BBH SELECT SERIES – LARGE CAP FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light the limited operating history of the Fund, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s annualized profitability data for the Fund using data as of September 30, 2020 for the prior 1-year period and period beginning September 9, 2019, the Fund’s inception date, and ended October 17, 2019. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s custodian, fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

FINANCIAL STATEMENTS APRIL 30, 2021	23

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST

April 30, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

24

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENTS APRIL 30, 2021	25

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

26

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction.

The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

FINANCIAL STATEMENTS APRIL 30, 2021	27

BBH SELECT SERIES – LARGE CAP FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

28

BBH SELECT SERIES – LARGE CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

FINANCIAL STATEMENTS APRIL 30, 2021	29

BBH SELECT SERIES – LARGE CAP FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

30

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2021

BBH Intermediate Municipal Bond Fund

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF ALLOCATION

April 30, 2021 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$882,900,105	103.0%
Liabilities in Excess of Other Assets	(25,494,124)	(3.0)
NET ASSETS	$857,405,981	100.0%

All data as of April 30, 2021. BBH Intermediate Municipal Bond Fund’s (the “Fund”) security type diversification is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$233,458,966	26.4%
AA	415,839,013	47.1
A	169,332,408	19.2
BBB	50,755,418	5.8
SP-1	5,533,768	0.6
SP-2	5,135,380	0.6
Not Rated	2,845,152	0.3
TOTAL INVESTMENTS	$882,900,105	100.0%

All data as of April 30, 2021. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (103.0%)
	Alabama (0.0%)
$150,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$150,551
	Total Alabama			150,551
	Arizona (0.3%)
2,250,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	1.875	2,310,418
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	219,648
	Total Arizona			2,530,066
	California (13.8%)
3,500,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	3,292,094
510,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	496,022
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	939,516
1,040,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/28	0.000	933,599
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/29	0.000	1,865,902
1,085,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	928,193
3,000,000	Bay Area Toll Authority, Revenue Bonds	04/01/54	5.000	3,418,312
4,375,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/23	0.000	4,313,085
6,550,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	6,386,957
6,060,000	California Infrastructure & Economic Development Bank, Revenue Bonds (1-Month USD-LIBOR + 0.330%)[2]	10/01/47	0.407	6,066,501
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[1,2]	11/01/40	3.125	1,322,039
2,300,000	California Statewide Communities Development Authority, Revenue Bonds[4]	05/03/21	0.030	2,300,000
1,000,000	Center Unified School District, General Obligation Bonds, BAM[3]	08/01/29	0.000	856,786
1,100,000	Center Unified School District, General Obligation Bonds, BAM[3]	08/01/30	0.000	905,413
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	790,096
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	02/01/34	0.000	770,840

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	3

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$2,075,000	Chula Vista Elementary School District, Revenue Bonds[3]	08/01/23	0.000%	$2,058,022
4,050,000	Coast Community College District, General Obligation Bonds, AGM[3]	08/01/28	0.000	3,720,313
2,000,000	Coast Community College District, General Obligation Bonds[3]	08/01/35	0.000	1,454,698
1,015,000	Downey Unified School District, General Obligation Bonds[3]	08/01/33	0.000	764,128
1,000,000	Downey Unified School District, General Obligation Bonds[3]	08/01/35	0.000	687,494
2,000,000	Glendale Community College District, General Obligation Bonds[3]	08/01/32	0.000	1,600,818
2,500,000	Glendale Community College District, General Obligation Bonds[3]	08/01/33	0.000	1,925,704
3,350,000	Glendale Community College District, General Obligation Bonds[3]	08/01/35	0.000	2,402,320
5,240,000	Glendale Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,620,296
1,900,000	Glendale Community College District, General Obligation Bonds[3]	08/01/37	0.000	1,265,660
1,040,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[3]	06/01/25	0.000	1,008,729
5,500,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC[3]	06/01/27	0.000	5,149,091
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[3]	07/15/30	0.000	864,266
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	1,042,123
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/27	0.000	1,536,799
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/30	0.000	945,317
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	780,465
680,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	1.580	708,326
1,045,000	Monterey Peninsula Community College District, General Obligation Bonds[3]	08/01/29	0.000	890,786
4,000,000	Newark Unified School District, General Obligation Bonds, AGM[3]	08/01/25	0.000	3,870,217

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$10,185,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	0.855%	$10,244,085
1,725,000	Oak Grove School District, General Obligation Bonds[3]	08/01/31	0.000	1,394,241
1,030,000	Oak Grove School District, General Obligation Bonds[3]	08/01/32	0.000	829,078
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[3]	08/01/28	0.000	948,013
975,000	Placer Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	826,551
775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	666,095
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	729,570
2,415,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/34	0.000	1,608,254
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/37	0.000	1,735,602
2,750,000	San Mateo County Transportation Authority, Revenue Bonds[4]	05/03/21	0.010	2,750,000
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	974,793
1,140,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	856,030
2,200,000	State of California, General Obligation Bonds[4]	05/03/21	0.020	2,200,000
2,500,000	State of California, General Obligation Bonds	11/01/28	5.000	3,254,125
2,500,000	State of California, General Obligation Bonds[5]	09/01/29	5.000	3,246,726
2,500,000	State of California, General Obligation Bonds[5]	09/01/30	5.000	3,302,678
2,000,000	State of California, General Obligation Bonds[5]	09/01/31	5.000	2,688,872
4,000,000	State of California, General Obligation Bonds (1-Month USD-LIBOR + 0.760%)[2]	12/01/31	0.835	4,002,450
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,652,355
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	973,221
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	796,009
	Total California			118,559,675

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	5

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Colorado (0.6%)
$1,480,961	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200%	$1,603,614
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/25	0.000	1,831,689
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/27	0.000	1,623,490
	Total Colorado			5,058,793
	Connecticut (4.8%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,163,192
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	551,311
1,605,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/26	1.150	1,607,534
1,070,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/26	1.200	1,071,124
2,120,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/27	1.350	2,131,939
1,000,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/27	1.400	1,005,219
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	167,323
350,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	355,357
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	406,644
1,280,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	1,395,913
1,850,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[4]	05/03/21	0.010	1,850,000
4,745,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/37	0.250	4,735,880
2,845,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/42	2.000	3,040,498
3,705,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	3,846,924
395,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	0.960	397,866
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	1.050	1,016,653
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,081,823

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$2,050,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000%	$2,443,429
2,945,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	3,631,040
1,065,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,260,016
2,205,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,781,712
1,115,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/30	5.000	1,479,778
2,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/36	4.000	2,389,832
	Total Connecticut			40,811,007
	District of Columbia (0.9%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,253,006
5,000,000	District of Columbia, Revenue Bonds	10/01/28	5.000	6,513,035
	Total District of Columbia			7,766,041
	Florida (1.9%)
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,158,570
1,065,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,159,741
4,330,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,785,644
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,147,784
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,532,569
3,875,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,752,233
	Total Florida			16,536,541
	Georgia (3.9%)
4,850,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	2.250	5,033,237
5,000,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	5,128,615
1,200,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.000	1,250,885
2,315,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,523,796
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	399,704

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	7

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (continued)
$1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000%	$1,514,797
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	978,763
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,245,099
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,358,845
1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000	1,415,637
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,233,793
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	615,110
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,803,729
3,690,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,784,918
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,410,149
1,710,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,133,023
	Total Georgia			33,830,100
	Illinois (5.5%)
755,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	757,611
2,000,000	Chicago Transit Authority, Revenue Bonds	06/01/21	5.000	2,006,916
2,200,000	Illinois Finance Authority, Revenue Bonds[4]	05/03/21	0.030	2,200,000
1,350,000	Illinois Finance Authority, Revenue Bonds[5]	10/01/23	5.000	1,489,360
3,500,000	Illinois Finance Authority, Revenue Bonds[5]	10/01/25	5.000	4,146,762
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/27	5.000	2,521,272
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/28	5.000	2,574,789
2,990,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,214,379
1,285,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,695,524
2,000,000	Illinois Finance Authority, Revenue Bonds[5]	10/01/33	5.000	2,743,925
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,618,916
1,500,000	Illinois Finance Authority, Revenue Bonds[5]	10/01/34	5.000	2,086,410
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	2,965,110
95,000	Illinois Finance Authority, Revenue Bonds[1,2]	07/15/57	5.000	101,979
3,000,000	Metropolitan Pier & Exposition Authority, Revenue Bonds	07/01/26	7.000	3,546,418
205,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	205,755

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$4,675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000%	$5,293,326
905,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	1,087,018
4,300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	5,132,979
870,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	1,032,060
	Total Illinois			47,420,509
	Indiana (1.9%)
1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	1.093	1,665,625
2,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	12/01/58	2.250	2,119,155
2,200,000	Indiana Housing & Community Development Authority, Revenue Bonds[4]	05/03/21	0.050	2,200,000
3,725,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	4,131,250
1,580,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/22	5.000	1,662,847
1,565,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	01/01/23	5.000	1,679,418
2,385,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250	2,588,299
	Total Indiana			16,046,594
	Iowa (0.8%)
1,400,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	05/07/21	0.060	1,400,000
505,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	534,766
4,040,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,485,416
	Total Iowa			6,420,182
	Kentucky (1.2%)
5,000,000	County of Trimble, Revenue Bonds[5]	11/01/27	1.350	5,005,879
4,965,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	5,596,465
	Total Kentucky			10,602,344

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	9

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Maryland (2.4%)
$1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000%	$1,365,769
2,200,000	County of Prince George's, General Obligation Bonds	07/15/26	5.000	2,711,268
3,500,000	County of Prince George's, General Obligation Bonds	09/15/27	5.000	4,453,815
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	155,789
10,000,000	State of Maryland, General Obligation Bonds	03/15/25	5.000	11,789,013
	Total Maryland			20,475,654
	Massachusetts (3.9%)
1,805,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1,2]	06/01/22	5.312	1,852,844
12,615,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[2]	11/01/25	0.668	12,699,427
4,625,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,679,960
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,480,961
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds[1,2]	08/01/23	4.299	5,176,849
4,900,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[4]	05/03/21	0.010	4,900,000
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,011,994
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	396,855
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	522,063
	Total Massachusetts			33,720,953
	Michigan (4.7%)
1,930,000	Brighton Area School District, General Obligation Bonds	05/01/33	3.000	2,147,805
2,385,000	Brighton Area School District, General Obligation Bonds	05/01/34	3.000	2,634,119
115,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	125,679
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	413,423
5,025,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	5.250	6,720,393

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (continued)
$5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000%	$6,626,808
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	2,109,037
3,675,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	4,926,286
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,453,019
3,850,000	Michigan Finance Authority, Revenue Bonds[1,2,5]	10/15/38	1.200	3,863,157
1,235,000	Pontiac School District, General Obligation Bonds	05/01/26	5.000	1,507,100
1,355,000	Pontiac School District, General Obligation Bonds	05/01/27	5.000	1,701,040
1,480,000	Pontiac School District, General Obligation Bonds	05/01/28	5.000	1,904,820
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,647,168
1,250,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/23	5.000	1,401,011
1,000,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/24	5.000	1,163,977
	Total Michigan			40,344,842
	Minnesota (3.7%)
1,700,000	City of Minneapolis, Revenue Bonds[4]	05/07/21	0.080	1,700,000
65,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	65,153
920,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	954,550
891,641	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	937,114
1,068,256	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	1,131,528
2,940,777	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	3,124,223
1,034,492	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	1,089,082
5,583,169	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	5,679,143
3,000,000	Minnesota Housing Finance Agency, Revenue Bonds	01/01/51	3.000	3,283,668
1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[3]	02/01/33	0.000	736,740
6,655,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/28	0.000	6,080,874
5,155,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/29	0.000	4,594,515

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	11

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000%	$2,337,627
	Total Minnesota			31,714,217
	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	1,052,846
	Total Mississippi			1,052,846
	Missouri (0.5%)
3,665,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/51	3.250	4,052,021
	Total Missouri			4,052,021
	Montana (0.2%)
1,320,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,434,094
	Total Montana			1,434,094
	Nebraska (1.8%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,672,918
3,675,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	4,090,090
1,650,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/28	1.850	1,716,399
1,480,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/28	1.900	1,536,953
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/29	1.950	1,776,949
2,980,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,280,326
	Total Nebraska			15,073,635
	Nevada (0.2%)
1,250,000	County of Clark, Revenue Bonds[1,2]	01/01/36	1.650	1,281,395
	Total Nevada			1,281,395
	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,085,310
	Total New Hampshire			1,085,310
	New Jersey (5.7%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,624,600
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,104,240
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,158,839

The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500%	$1,719,666
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	1.610	3,887,442
5,100,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	1.660	5,181,210
5,500,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/29	1.100	5,462,052
2,200,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/34	1.200	2,228,401
3,350,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds[1,2]	07/01/45	5.000	4,050,085
3,345,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/26	0.000	3,103,283
1,380,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/28	0.000	1,208,270
4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/30	0.000	3,616,977
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	4,773,333
2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	0.827	2,772,176
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,420,933
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,935,902
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,806,467
	Total New Jersey			49,053,876
	New Mexico (0.6%)
1,575,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,734,881
2,975,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	3,281,274
	Total New Mexico			5,016,155
	New York (5.8%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	02/01/22	4.000	5,135,380
4,165,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[2]	11/01/26	0.894	4,164,816

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	13

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$4,900,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[4]	05/03/21	0.020%	$4,900,000
12,100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[4]	05/03/21	0.020	12,100,000
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[4]	05/03/21	0.040	1,000,000
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	08/01/28	5.000	5,151,756
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/28	5.000	3,884,766
2,660,000	New York City Water & Sewer System, Revenue Bonds[4]	05/03/21	0.020	2,660,000
925,000	New York State Dormitory Authority, Revenue Bonds	02/15/24	5.000	1,047,005
5,000,000	New York State Urban Development Corp., Revenue Bonds	03/15/28	5.000	6,367,870
3,350,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 0.380%)[2]	01/01/32	0.387	3,350,357
	Total New York			49,761,950
	North Carolina (2.5%)
2,315,000	County of New Hanover, Revenue Bonds	10/01/26	5.000	2,845,152
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,958,413
845,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	872,029
855,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	890,015
4,725,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	5,262,407
2,700,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	3,039,853
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,799,931
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,527,167
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,330,248
	Total North Carolina			21,525,215
	North Dakota (2.3%)
1,000,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/29	1.650	1,007,299
2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,365,032

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Dakota (continued)
$4,555,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250%	$5,054,671
10,000,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/51	3.000	10,935,243
	Total North Dakota			19,362,245
	Ohio (2.7%)
14,750,000	Ohio Higher Educational Facility Commission, Revenue Bonds[4]	05/03/21	0.030	14,750,000
2,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds (1-Month USD-LIBOR + 0.420%)[2]	10/01/44	0.497	2,001,630
4,100,000	State of Ohio, Revenue Bonds[4]	05/03/21	0.030	4,100,000
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,621,370
	Total Ohio			23,473,000
	Oklahoma (0.8%)
4,425,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	4,940,217
1,995,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,204,907
	Total Oklahoma			7,145,124
	Oregon (5.6%)
5,400,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/35	0.000	4,021,320
1,020,000	Clackamas County School District No 115, General Obligation Bonds[3]	06/15/27	0.000	952,474
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[3]	06/15/27	0.000	1,568,954
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,157,887
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/25	0.000	3,793,529
4,335,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,138,701
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,778,452
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/27	0.000	4,686,054
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	1,371,764

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	15

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$2,745,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000%	$2,513,881
2,185,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/29	0.000	2,865,007
1,800,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/30	0.000	2,406,788
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	877,603
2,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	3,325,959
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/33	0.000	785,895
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	767,265
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[3]	06/15/32	0.000	4,084,620
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/33	0.000	1,594,265
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,218,375
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	783,335
	Total Oregon			47,692,128
	Other Territory (0.6%)
4,960,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	5,142,389
	Total Other Territory			5,142,389
	Pennsylvania (3.6%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	154,592
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	91,515
3,700,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[4]	05/03/21	0.010	3,700,000
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	1,072,420
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[2]	11/01/24	0.620	1,226,172
2,000,000	School District of Philadelphia, General Obligation Bonds	09/01/23	5.000	2,202,681

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$565,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000%	$634,366
1,710,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	2,053,562
1,725,000	School District of Philadelphia, General Obligation Bonds	09/01/27	5.000	2,116,021
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	2,013,869
5,500,000	School District of Philadelphia, Revenue Notes	06/30/21	4.000	5,533,768
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,683,415
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	7,587,355
	Total Pennsylvania			31,069,736
	South Carolina (0.1%)
940,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	993,151
	Total South Carolina			993,151
	South Dakota (2.3%)
1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	1,529,464
3,785,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,094,877
1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400	1,622,531
505,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	530,338
2,640,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	2,960,214
2,940,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	3,291,393
5,265,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	5,859,421
	Total South Dakota			19,888,238
	Tennessee (1.3%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,556,427
2,795,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	2,965,171
4,950,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/50	3.500	5,506,898
	Total Tennessee			11,028,496

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	17

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (10.1%)
$910,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000%	$1,034,804
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,373,203
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/48	2.750	519,072
6,325,000	Conroe Independent School District, General Obligation Bonds	02/15/27	5.000	7,902,977
765,000	Crandall Independent School District, General Obligation Bonds[3,5]	08/15/24	0.000	753,591
420,000	Crandall Independent School District, General Obligation Bonds[3,5]	08/15/25	0.000	408,880
445,000	Crandall Independent School District, General Obligation Bonds[3,5]	08/15/26	0.000	426,786
140,000	Crandall Independent School District, General Obligation Bonds[3,5]	08/15/27	0.000	131,758
2,000,000	Fort Bend Independent School District, General Obligation Bonds	08/15/28	5.000	2,587,839
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds.	02/15/27	5.000	1,248,838
3,455,000	Leander Independent School District, General Obligation Bonds[3]	08/15/29	0.000	2,596,121
4,000,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	3,989,293
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,215,212
7,500,000	Medina Valley Independent School District, General Obligation Bonds[1,2,5]	02/15/51	0.820	7,475,681
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,195,295
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,220,695
525,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/33	3.350	551,665
2,700,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	2,839,685
3,653,953	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	4,005,243
1,310,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	1,339,451

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$12,396,970	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835%	$13,153,185
1,035,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,175,439
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	525,473
11,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	0.823	12,059,498
4,080,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	4,792,864
4,185,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	0.610	4,216,268
4,175,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	0.811	4,213,124
655,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	0.993	665,350
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/24	0.000	985,876
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/25	0.000	973,284
	Total Texas			86,576,450
	Virginia (3.3%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,770,246
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,072,165
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,402,308
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,298,274
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,652,690
1,835,000	Virginia College Building Authority, Revenue Bonds	02/01/28	5.000	2,349,136
5,000,000	Virginia Commonwealth Transportation Board, Revenue Bonds	05/15/24	5.000	5,717,679
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,376,692
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,487,022
	Total Virginia			28,126,212

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	19

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Washington (1.3%)
$2,450,000	County of King, General Obligation Bonds[4]	05/03/21	0.030%	$2,450,000
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	448,236
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,293,907
1,330,000	State of Washington, General Obligation Bonds, NPFG[3]	06/01/30	0.000	1,160,911
145,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	149,067
1,565,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	1,635,989
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	0.610	4,029,257
	Total Washington			11,167,367
	Wisconsin (0.8%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	334,820
1,800,000	Public Finance Authority, Revenue Bonds[1,2]	07/01/29	2.000	1,802,155
4,600,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[4]	05/03/21	0.040	4,600,000
	Total Wisconsin			6,736,975
	Wyoming (0.4%)
2,885,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	3,174,028
	Total Wyoming			3,174,028
	Total Municipal Bonds
	(Cost $848,457,151)			882,900,105

TOTAL INVESTMENTS (Cost $848,457,151)[6]	103.0%	$882,900,105
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.0)%	(25,494,124)
NET ASSETS	100.00%	$857,405,981
_______________________
[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2021 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

[4]

Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2021.

[5] Represent a security purchased on a when-issued basis.
[6]

The aggregate cost for federal income tax purposes is $848,457,151, the aggregate gross unrealized appreciation is $34,717,180 and the aggregate gross unrealized depreciation is $274,226, resulting in net unrealized appreciation of $34,442,954.

Abbreviations:
AGM − Assured Guaranty Municipal Corporation.
AMBAC − AMBAC Financial Group, Inc.
BAM − Build America Mutual.
BHAC − Berkshire Hathaway Assurance Corporation.
FGIC − Financial Guaranty Insurance Company.
FHA − Federal Housing Administration.
FHLMC − Federal Home Loan Mortgage Corporation.
FNMA − Federal National Mortgage Association.
GNMA − Government National Mortgage Association.
LIBOR − London Interbank Offered Rate.
NPFG − National Public Finance Guarantee Corporation.
SIFMA − Securities Industry and Financial Markets Association.
SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	21

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2021
Municipal Bonds*	$—	$882,900,105	$—	$882,900,105
Total Investment, at value	$—	$882,900,105	$—	$882,900,105
_______________________
*	For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	23

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (unaudited)

ASSETS:
Investments in securities, at value (Cost $848,457,151)	$882,900,105
Cash	128
Receivables for:
Interest	5,948,586
Investments sold	5,483,333
Shares sold	1,828,602
Investment advisory and administrative fee waiver reimbursement	6,530
Total Assets	896,167,284
LIABILITIES:
Payables for:
Investments purchased	37,575,809
Shares redeemed	768,876
Investment advisory and administrative fees	280,537
Professional fees	39,776
Dividends declared	33,404
Custody and fund accounting fees	33,380
Shareholder servicing fees	16,749
Transfer agent fees	6,357
Board of Trustees' fees	1,914
Accrued expenses and other liabilities	4,501
Total Liabilities	38,761,303
NET ASSETS	$857,405,981
Net Assets Consist of:
Paid-in capital	$822,368,715
Retained earnings	35,037,266
Net Assets	$857,405,981

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($98,303,718 ÷ 8,921,116 shares outstanding)	$11.02
CLASS I SHARES
($759,102,263 ÷ 68,947,006 shares outstanding)	$11.01

The accompanying notes are an integral part of these financial statements.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2021 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$7,712,570
Other income	152
Total Income	7,712,722
Expenses:
Investment advisory and administrative fees	1,632,324
Shareholder servicing fees	99,371
Custody and fund accounting fees	72,366
Professional fees	39,967
Board of Trustees’ fees	31,989
Transfer agent fees	19,280
Miscellaneous expenses	87,078
Total Expenses	1,982,375
Investment advisory and administrative fee waiver	(20,291)
Net Expenses	1,962,084
Net Investment Income	5,750,638

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	580,126
Net change in unrealized appreciation/(depreciation) on investments in securities	3,721,969
Net Realized and Unrealized Gain	4,302,095
Net Increase in Net Assets Resulting from Operations	$10,052,733

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	25

BBH INTERMEDIATE MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$5,750,638	$9,421,154
Net realized gain on investments in securities	580,126	882,684
Net change in unrealized appreciation/(depreciation) on investments in securities	3,721,969	15,478,840
Net increase in net assets resulting from operations	10,052,733	25,782,678
Dividends and distributions declared:
Class N	(714,409)	(1,300,344)
Class I	(5,837,039)	(9,979,557)
Total dividends and distributions declared	(6,551,448)	(11,279,901)
Share transactions:
Proceeds from sales of shares*	170,762,103	429,297,126
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,790,375	3,707,156
Proceeds from short-term redemption fees	1,181	2,857
Cost of shares redeemed*	(67,539,740)	(88,067,119)
Net increase in net assets resulting from share transactions	106,013,919	344,940,020
Total increase in net assets	109,515,204	359,442,797
NET ASSETS:
Beginning of period	747,890,777	388,447,980
End of period	$857,405,981	$747,890,777
_______________________
*	Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

26

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2021 (unaudited)	For the years ended October 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.96	$10.76	$10.15	$10.48	$10.56	$10.29
Income from investment operations:
Net investment income[1]	0.07	0.17	0.21	0.21	0.22	0.18
Net realized and unrealized gain (loss)	0.07	0.25	0.62	(0.23)	0.11	0.29
Total income (loss) from investment operations	0.14	0.42	0.83	(0.02)	0.33	0.47
Less dividends and distributions:
From net investment income	(0.07)	(0.17)	(0.21)	(0.21)	(0.26)	(0.18)
From net realized gains	(0.01)	(0.05)	(0.01)	(0.10)	(0.15)	(0.02)
Total dividends and distributions	(0.08)	(0.22)	(0.22)	(0.31)	(0.41)	(0.20)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$11.02	$10.96	$10.76	$10.15	$10.48	$10.56
Total return	1.27%[3]	4.00%	8.21%	(0.26)%	3.20%	4.64%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$98	$92	$54	$34	$16	$23
Ratio of expenses to average net assets before reductions	0.69%[4]	0.71%	0.77%	0.91%	1.05%	1.03%
Fee waiver	0.04%[4,5]	0.06%[5]	0.12%[5]	0.26%[5]	0.40%[5]	0.38%[5]
Expense offset arrangement	—%	—%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.65%[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.24%[4]	1.58%	2.01%	2.07%	2.16%	1.73%
Portfolio turnover rate	21%[3]	32%	104%	146%	125%	77%
Portfolio turnover rate[7]	8%[3]	19%	32%	52%	64%	40%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of expenses to average net assets for the six months ended April 30, 2021, the years ended October 31, 2020, 2019, 2018, 2017 and 2016, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2021 and the years ended October 31, 2020, 2019, 2018, 2017 and 2016, the waived fees were $20,291, $41,531, $55,422, $63,024, $78,871 and $92,199, respectively.

[6]	Less than 0.01%.
[7]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	27

BBH INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period.

	For the six months ended April 30, 2021 (unaudited)	For the years ended October 31,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.95	$10.75	$10.14	$10.47	$10.55	$10.28
Income from investment operations:
Net investment income[1]	0.08	0.19	0.23	0.23	0.25	0.20
Net realized and unrealized gain (loss)	0.07	0.25	0.61	(0.24)	0.09	0.29
Total income (loss) from investment operations	0.15	0.44	0.84	(0.01)	0.34	0.49
Less dividends and distributions:
From net investment income	(0.08)	(0.19)	(0.22)	(0.22)	(0.27)	(0.20)
From net realized gains	(0.01)	(0.05)	(0.01)	(0.10)	(0.15)	(0.02)
Total dividends and distributions	(0.09)	(0.24)	(0.23)	(0.32)	(0.42)	(0.22)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]
Net asset value, end of period	$11.01	$10.95	$10.75	$10.14	$10.47	$10.55
Total return	1.36%[3]	4.18%	8.38%	(0.12)%	3.36%	4.80%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$759	$656	$334	$129	$71	$66
Ratio of expenses to average net assets before reductions	0.46%[4]	0.47%	0.50%	0.62%	0.69%	0.68%
Fee waiver	—%[5]	—%[5]	0.00%[5]	0.12%[5]	0.19%[5]	0.18%[5]
Expense offset arrangement	—%	—%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Ratio of expenses to average net assets after reductions	0.46%[4]	0.47%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.43%[4]	1.75%	2.17%	2.23%	2.46%	1.88%
Portfolio turnover rate	21%[3]	32%	104%	146%	125%	77%
Portfolio turnover rate[7]	8%[3]	19%	32%	52%	64%	40%

____________

[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Not annualized.
[4]	Annualized.
[5]

The ratio of expenses to average net assets for the six months ended April 30, 2021, the years ended October 31, 2020, 2019, 2018, 2017 and 2016, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2021 and the years ended October 31, 2020, 2019, 2018, 2017 and 2016, the waived fees were $—, $—, $6,608, $111,441, $123,485 and $121,168, respectively.

[6]	Less than 0.01%.
[7]	The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (unaudited)

1.Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. As of April 30, 2021, there were seven series of the Trust.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (the “Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

 Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

FINANCIAL STATEMENTS APRIL 30, 2021	29

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

 The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $714,409 and $5,837,039 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2021. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

30

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

The tax character of distributions paid during the years ended October 31, 2020 and 2019, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2020:	$1,789,349	$118,951	$1,908,300	$9,371,601	$—	$11,279,901
2019:	26,771	252,349	279,120	6,914,007	—	7,193,127

As of October 31, 2020 and 2019, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2020:	$191,668	$602,567	$22,294	$—	$(1,533)	$30,720,985	$31,535,981
2019:	1,734,251	117,366	22,204	—	(2,775)	15,242,145	17,113,191

The Fund did not have a net capital loss carryforward at October 31, 2020.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

FINANCIAL STATEMENTS APRIL 30, 2021	31

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2021, the Fund incurred $1,632,324 under the Agreement.

B.Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2022, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2021, the Investment Adviser waived fees in the amount of $20,291 and $0 for Class N and Class I, respectively.

C.Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2021, Class N shares of the Fund incurred $99,371 in shareholder servicing fees.

D.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2021, the Fund incurred $72,366 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the revised agreement for the six months ended April 30, 2021 was $182. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2021 was $119. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

32

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

E.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2021, the Fund incurred $31,989 in independent Trustee compensation and expense reimbursements.

F.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.Investment Transactions. For the six months ended April 30, 2021, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $293,792,707 and $176,551,805, respectively.

5.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2021 (unaudited)		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	1,997,639	$22,055,651	5,598,508	$60,922,314
Shares issued in connection with reinvestments of dividends	64,975	717,084	119,749	1,297,371
Proceeds from short-term redemption fees	N/A	27	N/A	2,422
Shares redeemed	(1,506,471)	(16,633,450)	(2,416,961)	(26,142,859)
Net increase	556,143	$6,139,312	3,301,296	$36,079,248
Class I
Shares sold	13,482,780	$148,706,452	34,364,204	$368,374,812
Shares issued in connection with reinvestments of dividends	188,056	2,073,291	222,188	2,409,785
Proceeds from short-term redemption fees	N/A	1,154	N/A	435
Shares redeemed	(4,622,345)	(50,906,290)	(5,743,724)	(61,924,260)
Net increase	9,048,491	$99,874,607	28,842,668	$308,860,772

FINANCIAL STATEMENTS APRIL 30, 2021	33

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2021 and the year ended October 31, 2020. Specifically:

During the six months ended April 30, 2021, 243 shares of Class N were exchanged for 244 shares of Class I valued at $2,688, and 941 shares of Class I were exchanged for 940 shares of Class N valued at $10,320.

During the year ended 2020, 994,055 shares of Class N were exchanged for 994,975 shares of Class I valued at $10,757,858.

6.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (shareholder concentration risk). LIBOR is scheduled to be phased out by 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s

34

BBH INTERMEDIATE MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR Transition Risk).The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2021 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	35

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

36

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Class N
Actual	$1,000	$1,013	$3.24
Hypothetical[2]	$1,000	$1,022	$3.26

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2020 to April 30, 2021[1]
Class I
Actual	$1,000	$1,014	$2.30
Hypothetical[2]	$1,000	$1,023	$2.11

________________

[1]

Expenses are equal to the Fund’s annualized expense ratio of 0.65% and0.46% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS APRIL 30, 2021	37

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2021 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The Investment Company Act of 1940 (“1940 Act”) requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic, on March 25, 2020, the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval of certain agreements (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 18, 2020 and on December 9, 2020 to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 9, 2020 meeting, the Board, in reliance on the Exemptive Relief, voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was

38

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during December 9, 2020 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 18, 2020 and December 9, 2020 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time noting the Fund had over performance as compared

FINANCIAL STATEMENTS APRIL 30, 2021	39

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

to a selection of peer category for the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2020. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s annualized profitability data for the Fund using data as of September 30, 2020 and for each of the prior 6-year periods. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board conducted a detailed review of the allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current

40

BBH INTERMEDIATE MUNICIPAL BOND FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

FINANCIAL STATEMENTS APRIL 30, 2021	41

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST

April 30, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH., the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

42

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

FINANCIAL STATEMENTS APRIL 30, 2021	43

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

44

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction.

The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

FINANCIAL STATEMENTS APRIL 30, 2021	45

BBH INTERMEDIATE MUNICIPAL BOND FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

46

BBH INTERMEDIATE MUNICIPAL BOND FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

April 30, 2021 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust met on March 9, 2021 to review the liquidity risk management program (the “Program”) for the funds of BBH Trust (the “Funds”) pursuant to the Liquidity Rule. The Board has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the Funds, as the Program Administrator for each Fund’s Program. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness of the Program. The Report covered the period from February 1, 2020 through January 31, 2021 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that no Fund has approached the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum as provided for in the Liquidity Rule to any of the Funds.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which each Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

FINANCIAL STATEMENTS APRIL 30, 2021	47

BBH INTERMEDIATE MUNICIPAL BOND FUND

OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

April 30, 2021 (unaudited)

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

48

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2021

BBH U.S. Government Money Market Fund

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO ALLOCATION

April 30, 2021 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$289,998,036	8.3%
U.S. Treasury Bills	3,054,902,098	86.9
Repurchase Agreements	175,000,000	5.0
Liabilities in Excess of Other Assets	(7,486,311)	(0.2)
NET ASSETS	$3,512,413,823	100.0%

All data as of April 30, 2021. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (8.3%)
$175,000,000	Federal Home Loan Bank Discount Notes[1]	05/12/21	0.010%	$174,999,465
75,000,000	Federal Home Loan Bank Discount Notes[1]	06/16/21	0.010	74,999,042
40,000,000	Federal Home Loan Bank Discount Notes[1]	06/23/21	0.008	39,999,529
	Total U.S. Government Agency Obligations (Cost $289,998,036)			289,998,036

	U.S. TREASURY BILLS (86.9%)
50,000,000	U.S. Treasury Bill[1]	05/04/21	0.014	49,999,942
250,000,000	U.S. Treasury Bill[1,2]	05/13/21	0.038	249,996,800
185,000,000	U.S. Treasury Bill[1]	05/20/21	0.061	184,994,093
130,000,000	U.S. Treasury Bill[1,2]	05/25/21	0.027	129,997,688
240,000,000	U.S. Treasury Bill[1,2]	05/27/21	0.034	239,994,060
200,000,000	U.S. Treasury Bill[1]	06/01/21	0.013	199,997,761
200,000,000	U.S. Treasury Bill[1,2]	06/03/21	0.035	199,993,538
300,000,000	U.S. Treasury Bill[1,2]	06/08/21	0.011	299,996,438
120,000,000	U.S. Treasury Bill[1,2]	06/10/21	0.031	119,995,844
125,000,000	U.S. Treasury Bill[1,2]	06/24/21	0.015	124,997,098
200,000,000	U.S. Treasury Bill[1]	07/01/21	0.016	199,994,578
225,000,000	U.S. Treasury Bill[1,2]	07/08/21	0.024	224,989,941
125,000,000	U.S. Treasury Bill[1,2]	07/20/21	0.014	124,996,222
175,000,000	U.S. Treasury Bill[1]	07/22/21	0.017	174,993,223
130,000,000	U.S. Treasury Bill[1]	07/29/21	0.007	129,997,750
250,000,000	U.S. Treasury Bill[1,2]	08/19/21	0.018	249,986,097
150,000,000	U.S. Treasury Bill[1]	09/16/21	0.033	149,981,025
	Total U.S. Treasury Bills (Cost $3,054,902,098)			3,054,902,098

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	3

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (5.0%)
$55,000,000	BNP Paribas (Agreement dated 04/30/21 collateralized by FHLMC 2.500%-7.000%, due 02/01/36-12/31/50, original par $14,922,587, value $4,408,112, FNMA 2.535%-5.500%, due 04/01/27-10/01/49, original par $47,212,378, value $21,889,404, GNMA 1.625%-4.000%, due 07/20/41-04/20/50, original par $25,366,130, value $3,851,816, U.S. Treasury Securities 0.000%-8.000%, due 05/15/21-11/15/25, original par $25,623,578, value $25,950,668)	05/03/21	0.005%	$55,000,000
65,000,000	National Australia Bank Ltd. (Agreement dated 04/30/21 collateralized by U.S. Treasury Notes 2.875%, due 08/15/28, original par $59,670,000, value $66,300,000)	05/03/21	0.010	65,000,000

The accompanying notes are an integral part of these financial statements.

4

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$55,000,000	Societe Generale (Agreement dated 04/30/21 collateralized by FHLB 0.020%, due 06/04/21, original par $6,835,000, value $6,835,217, FNMA 2.000%, due 12/01/40, original par $1,005, value $1,001, GNMA 2.500%-4.500%, due 11/20/44-11/20/50, original par $59,958,125, value $13,869,827, REFC 0.000%, due 01/15/30-04/15/30, original par $41,411,000, value $35,075,266, U.S. Treasury Securities 0.125%-2.375%, due 11/30/22-01/15/25, original par $261,700, value $318,689)	05/03/21	0.010%	$55,000,000
	Total Repurchase Agreements (Cost $175,000,000)			175,000,000

TOTAL INVESTMENTS (Cost $3,519,900,134)[3]	100.2%	$3,519,900,134
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%	(7,486,311)
NET ASSETS	100.0%	$3,512,413,823

_______________________

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLB – Federal Home Loan Bank.

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

REFC – Resolution Funding Corporation.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	5

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

6

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At April 30, 2021, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2021
U.S. Government Agency Obligations	$—	$289,998,036	$—	$289,998,036
U.S. Treasury Bills	—	3,054,902,098	—	3,054,902,098
Repurchase Agreements	—	175,000,000	—	175,000,000
Total Investment, at value	$—	$3,519,900,134	$—	$3,519,900,134

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	7

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (unaudited)

ASSETS:
Investments, at cost which approximates fair value	$3,344,900,134
Repurchase agreements (Cost $175,000,000)	175,000,000
Receivables for:
Investment advisory and administrative fees waiver reimbursement	669,200
Interest	2,453
Shares sold	344
Prepaid assets	7,623
Total Assets	3,520,579,754
LIABILITIES:
Due to Brown Brothers Harriman	7,327,272
Payables for:
Investment advisory and administrative fees	643,079
Custody and fund accounting fees	68,483
Dividends declared	58,885
Professional fees	31,587
Transfer agent fees	4,259
Board of Trustees' fees	869
Accrued expenses and other liabilities	31,497
Total Liabilities	8,165,931
NET ASSETS	$3,512,413,823
Net Assets Consist of:
Paid-in capital	$3,512,449,011
Distributions in excess of net investment income	(35,188)
Net Assets	$3,512,413,823

NET ASSET VALUE AND OFFERING PRICE PER SHARE
INSTITUTIONAL SHARES
($3,512,413,823 ÷ 3,512,455,029 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

8

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2021 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest income	$1,320,872
Expenses:
Investment advisory and administrative fees	4,068,627
Custody and fund accounting fees	147,243
Shareholder servicing fees	51,545
Board of Trustees' fees	38,915
Professional fees	30,195
Transfer agent fees	14,417
Miscellaneous expenses	142,366
Total Expenses	4,493,308
Investment advisory, administrative and shareholder service fee waiver	(3,352,115)
Net Expenses	1,141,193
Net Investment Income	179,679
NET REALIZED GAIN:
Net realized gain on investments	11,450
Net Increase in Net Assets Resulting from Operations	$191,129

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	9

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 31, 2020
INCREASE IN NET ASSETS:
Operations:
Net investment income	$179,679	$13,697,472
Net realized gain on investments	11,450	40,269
Net increase in net assets resulting from operations	191,129	13,737,741
Distributions declared:
Regular Shares*	(2,579)	(345,171)
Institutional Shares	(188,549)	(13,392,570)
Total distributions declared	(191,128)	(13,737,741)
From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	4,951,908,408	8,663,555,206
Fund shares repurchased	(4,975,041,391)	(7,238,357,034)
Net increase (decrease) in net assets resulting from fund share transactions	(23,132,983)	1,425,198,172
Total increase (decrease) in net assets	(23,132,982)	1,425,198,172
NET ASSETS:
Beginning of period	3,535,546,805	2,110,348,633
End of period	$3,512,413,823	$3,535,546,805

_______________________

*	Effective February 26, 2021, the Fund’s Regular Share Class was converted to the Fund’s Institutional Share Class.

The accompanying notes are an integral part of these financial statements.

10

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for an Institutional Share outstanding throughout each period.

	For the six months ended April 30, 2021 (unaudited)	For the year ended October 30, 2020	For the period from July 1, 2019 to October 31, 2019
				For the years ended June 30,
				2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.01	0.01	0.02	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders:
From net investment income	0.00 [2]	(0.01)	(0.01)	(0.02)	(0.01)	0.00 [2]	0.00 [2]
Total distributions	0.00 [2]	(0.01)	(0.01)	(0.02)	(0.01)	0.00 [2]	0.00 [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%[3,7]	0.59%	0.63%[3]	2.02%	1.06%	0.22%	0.02%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$3,512	$3,475	$2,040	$2,126	$1,710	$1,455	$1,605
Ratio of expenses to average net assets before reductions	0.23%[4]	0.24%	0.24%[5]	0.24%	0.26%	0.24%	0.25%
Expense reimbursement[6]	0.17%	0.05%	–%	–%	–%	–%	0.05%
Expense offset arrangement	–%	–%	–%	0.01%	0.02%	0.00%[7]	0.00%[7]
Ratio of expenses to average net assets after reductions	0.06%[4]	0.19%	0.24%[5]	0.23%	0.24%	0.24%	0.20%
Ratio of net investment income to average net assets	0.01%	0.48%	1.86%	2.02%	1.07%	0.21%	0.03%
_______________________
[1]	Calculated using average shares outstanding for the period.
[2]	Less than $0.01 per share.
[3]	Not Annualized.
[4]	Annualized.
[5]	Annualized with the exception of audit fees.
[6]

During the period ended April 30, 2021, the year ended October 31, 2020, the period ended October 31, 2019, and the years ended June 30, 2019, 2018, 2017 and 2016, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $3,254,036, $1,299,428, $-, $-, $-, $-, and $573,823, respectively.

[7]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	11

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (unaudited)

1.Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. As of the close of business on February 26, 2021, shares of the Fund's Regular Shares class were converted to the Fund's Institutional Shares class. The Regular Shares class ceased operation at this time. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. At April 30, 2021, there were seven series of the Trust. Effective July 1, 2019, the Fund changed its fiscal year end from June 30, 2019 to October 31, 2019.

2.Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B.Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C.Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess

12

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

 The Fund’s repurchase agreements are disclosed on a gross basis and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E.Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized

FINANCIAL STATEMENTS APRIL 30, 2021	13

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

tax benefits as of October 31, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2021, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $2,579 and $188,549 to Regular and Institutional shareholders, respectively, during the six months ended April 30, 2021.

The tax character of distributions paid during the year ended October 31, 2020 and the period ended October 31, 2019, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total Distributions paid
During the year ended October 31, 2020:	$13,737,741	$—	$13,737,741	$13,737,741
During the period from July 1, 2019 to October 31, 2019:	14,148,139	—	14,148,139	14,148,139

As of October 31, 2020 and 2019, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
October 31, 2020:	$24,690	$—	$—	$(59,879)	$—	$(35,189)
October 31, 2019:	129,346	—	—	(164,535)	—	(35,189)

The Fund did not have a net capital loss carryforward at October 31, 2020.

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

14

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current period.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A.Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended April 30, 2021, the Fund incurred $4,068,627 for services under the Agreement.

B.Investment Advisory and Administrative Fee Waiver. BBH has voluntarily agreed to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount necessary to maintain the minimum annualized yield of the Fund at 0.01%. The amount credited each day will offset the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended April 30, 2021, BBH waived fees in the amount of $54,794 and $3,254,036 for Regular Shares and Institutional Shares, respectively.

C.Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and paid monthly at an annual rate of 0.20% of the Regular Shares’ average daily net assets. For the six months ended April 30, 2021, the Regular Shares of the Fund incurred $51,545 in shareholder servicing fees.

D.Shareholder Servicing Fee Waiver. BBH has voluntarily agreed to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver

FINANCIAL STATEMENTS APRIL 30, 2021	15

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

described above is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day will offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended April 30, 2021, the Regular Shares of the Fund incurred $43,285 in shareholder servicing fees.

E.Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the six months ended April 30, 2021, the Fund incurred $147,243 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2021 was $14,221. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2021 was $8,996. This amount is included in the “Custody and fund accounting fees” in the Statement of Operations.

F.Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2021, the Fund incurred $38,915 in Independent Trustee compensation and expense reimbursements.

G.Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

16

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

4.Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Effective February 26, 2021, the Fund’s Regular Share Class was converted to the Fund’s Institutional Share Class. Transactions in Regular Shares and Institutional Shares were as follows:

	For the six months ended April 30, 2021		For the year ended October 31, 2020
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	107,428,914	$107,428,914	315,424,689	$315,424,689
Shares issued in connection with reinvestments of dividends	7	7	126,888	126,888
Shares redeemed	(168,383,442)	(168,383,442)	(325,258,417)	(325,258,417)
Net decrease	(60,954,521)	$(60,954,521)	(9,706,840)	$(9,706,840)
Institutional Shares
Shares sold	4,844,479,480	$4,844,479,480	8,347,970,492	$8,347,970,492
Shares issued in connection with reinvestments of dividends	7	7	33,137	33,137
Shares redeemed	(4,806,657,949)	(4,806,657,949)	(6,913,098,617)	(6,913,098,617)
Net increase	37,821,538	$37,821,538	1,434,905,012	$1,434,905,012

5.Principal Risk Factors and Indemnifications.

A.Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

 Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

 The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market

FINANCIAL STATEMENTS APRIL 30, 2021	17

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

(market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (Regulatory Risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk).

 Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6.Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7.Significant Events. Effective February 26, 2021, the Fund’s Regular Share Class was converted to the Fund’s Institutional Share Class.

There are no other significant events to report as they relate to the Fund.

18

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2021 (unaudited)

8.Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2021 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

FINANCIAL STATEMENTS APRIL 30, 2021	19

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES

April 30, 2021 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-months period and held for the entire period (November 1, 2020 to April 30, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)

April 30, 2021 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period November 1, 2019 to April 30, 2021[1]
Institutional Shares
Actual	$1,000	$1,000	$0.30
Hypothetical[2]	$1,000	$1,024	$0.30

________________

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.06% for Institutional Shares, multiplied by 181/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS APRIL 30, 2021	21

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION

April 30, 2021 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The Investment Company Act of 1940 (“1940 Act”) requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. However, due to the ongoing COVID-19 pandemic, on March 25, 2020, the U.S. Securities and Exchange Commission provided exemptive relief from the in-person provisions of Section 15 of the 1940 Act related to the approval of certain agreements (“Exemptive Relief”).

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 18, 2020 and on December 9, 2020 to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 9, 2020 meeting, the Board, in reliance on the Exemptive Relief, voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. using data from Lipper Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with both counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenburg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.
The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

22

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December 9, 2020 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board, including the Independent Trustees in their capacity as Trustees, legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November and December meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, who prepared the peer category analysis. The Board reviewed and discussed, with both BBH Broadridge, the report’s findings and discussed the positioning of the Fund relative to its peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s average performance as compared to its peer category for the 1-, 2-, 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee

FINANCIAL STATEMENTS APRIL 30, 2021	23

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)

April 30, 2021 (unaudited)

waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. As part of this review, the Board noted the differences between the Fund’s total net expenses as compared to those of other comparable mutual funds, due to the timing of the Fund’s transition, over the 5- and 10-year period as compared to that of other Funds, from a prime money market fund to a government money market fund in 2016. The Board recognized that it was difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds, as well as the timing of other funds’ transitions from prime money market funds to a government money market fund. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed the Investment Adviser and BBH’s annualized profitability data for the Fund using data as of September 30, 2020, and for each of the prior 10-year periods. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

24

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST

April 30, 2021 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients’ accounts may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser

FINANCIAL STATEMENTS APRIL 30, 2021	25

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-Adviser, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

26

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or the Sub-Adviser believe such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or the Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary

FINANCIAL STATEMENTS APRIL 30, 2021	27

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board of Trustees. When determining an asset’s “fair value”, BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

28

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)

April 30, 2021 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

FINANCIAL STATEMENTS APRIL 30, 2021	29

Administrator

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Shareholder Servicing Agent

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

1-800-575-1265

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: July 6, 2021

By: (Signature and Title)

/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: July 6, 2021